JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
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ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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prospective investors in the Fund unless preceded or accompanied by a
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using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is
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© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.1%
Aerospace & Defense — 2.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	299,000	307,154
ATI, Inc.
4.88%, 10/1/2029	90,000	89,002
7.25%, 8/15/2030	374,000	388,299
5.13%, 10/1/2031	113,000	112,035
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	205,000	208,952
6.25%, 3/15/2033 (a)	520,000	533,026
Bombardier, Inc. (Canada)
8.75%, 11/15/2030 (a)	361,000	382,735
7.25%, 7/1/2031 (a)	223,000	234,315
7.00%, 6/1/2032 (a)	32,000	33,328
6.75%, 6/15/2033 (a)	371,000	386,416
7.45%, 5/1/2034 (a)	642,000	706,186
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	144,000	141,352
4.13%, 4/15/2029 (a)	199,000	192,763
Carpenter Technology Corp. 5.63%, 3/1/2034 (a)	283,000	281,163
Efesto Bidco SpA Efesto US LLC (Italy) Series XR, 7.50%, 2/15/2032 (a)	538,000	527,025
Goat Holdco LLC 6.75%, 2/1/2032 (a)	315,000	320,552
TransDigm, Inc.
6.75%, 8/15/2028 (a)	627,000	634,740
4.63%, 1/15/2029	929,000	915,191
6.38%, 3/1/2029 (a)	129,000	131,533
4.88%, 5/1/2029	557,000	550,466
6.88%, 12/15/2030 (a)	1,317,000	1,357,590
7.13%, 12/1/2031 (a)	353,000	366,619
6.63%, 3/1/2032 (a)	952,000	979,163
6.00%, 1/15/2033 (a)	1,206,000	1,219,788
6.38%, 5/31/2033 (a)	1,756,000	1,772,860
6.25%, 1/31/2034 (a)	208,000	212,889
6.75%, 1/31/2034 (a)	39,000	39,969
6.13%, 7/31/2034 (a)	74,000	73,694
		13,098,805
Air Freight & Logistics — 0.1%
Rand Parent LLC 8.50%, 2/15/2030 (a)	343,000	353,452
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	456,000	475,077
		828,529
Automobile Components — 2.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	569,000	578,596
8.25%, 4/15/2031 (a)	155,000	161,640
7.50%, 2/15/2033 (a)	50,000	51,858
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	100,000	99,961
5.88%, 6/1/2029 (a)	584,000	589,719
3.75%, 1/30/2031 (a)	22,000	20,607

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
5.88%, 12/1/2033 (a)	240,000	240,672
American Axle & Manufacturing, Inc.
5.00%, 10/1/2029	51,000	49,903
6.38%, 10/15/2032 (a)	815,000	818,034
7.75%, 10/15/2033 (a)	326,000	326,900
Aptiv Swiss Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 6.88%, 12/15/2054 (b)	244,000	250,241
Clarios Global LP
6.75%, 5/15/2028 (a)	804,000	818,783
6.75%, 2/15/2030 (a)	313,000	323,564
6.75%, 9/15/2032 (a)	89,000	91,167
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	450,000	455,063
Cyprium Corp.
6.13%, 4/15/2031 (a)	17,000	17,006
6.38%, 4/15/2034 (a)	650,000	648,672
Dexko Global, Inc. 7.50%, 4/15/2032 (a)	294,490	254,672
Forvia SE (France) 8.00%, 6/15/2030 (a)	495,000	522,578
Garrett Motion Holdings, Inc. 7.75%, 5/31/2032 (a)	286,000	299,776
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	288,000	286,956
5.00%, 7/15/2029	570,000	544,402
5.63%, 4/30/2033	350,000	304,971
Icahn Enterprises LP
5.25%, 5/15/2027	748,000	739,893
9.75%, 1/15/2029	134,000	132,989
10.00%, 11/15/2029 (a)	163,000	163,175
9.00%, 6/15/2030	491,000	467,137
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (c)	258,000	266,748
8.00% (Cash), 11/15/2032 (a) (c)	310,000	323,556
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	343,000	352,718
Patrick Industries, Inc.
4.75%, 5/1/2029 (a)	310,000	303,550
6.38%, 11/1/2032 (a)	57,000	56,932
Phinia, Inc.
6.75%, 4/15/2029 (a)	225,000	231,273
6.63%, 10/15/2032 (a)	185,000	189,819
Realtruck Group, Inc. 6.25%, 7/31/2031 (a)	233,250	53,648
Tenneco, Inc. 8.00%, 11/17/2028 (a)	798,000	799,642
ZF North America Capital, Inc. (Germany)
6.88%, 4/14/2028 (a)	529,000	541,724
6.75%, 4/23/2030 (a)	152,000	151,336
7.50%, 3/24/2031 (a)	150,000	151,501
6.88%, 4/23/2032 (a)	947,000	931,433
		13,612,815
Automobiles — 1.1%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	491,000	398,938
Jaguar Land Rover Automotive plc (United Kingdom) 5.88%, 1/15/2028 (a)	676,000	676,164

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/2026 (a)	387,000	383,200
7.05%, 9/15/2028 (a)	104,000	106,845
6.13%, 9/30/2030 (a)	1,122,000	1,108,118
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	1,698,000	1,674,584
4.81%, 9/17/2030 (a)	1,019,000	954,170
8.13%, 7/17/2035 (a)	747,000	793,221
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	282,000	250,970
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	205,000	193,859
		6,540,069
Banks — 0.0% ^
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	152,000	153,252
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	112,000	115,860
		269,112
Beverages — 0.1%
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	480,000	481,205
4.38%, 4/30/2029 (a)	102,000	100,185
		581,390
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/2034 (a)	331,000	327,001
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	195,000	177,287
GENMAB A/S (Denmark)
6.25%, 12/15/2032 (a)	844,000	859,727
7.25%, 12/15/2033 (a)	233,000	242,551
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	301,000	296,279
		1,902,845
Broadline Retail — 1.1%
Angi Group LLC 3.88%, 8/15/2028 (a)	201,000	177,885
Getty Images, Inc.
14.00%, 3/1/2028 (a)	171,000	154,755
11.25%, 2/21/2030 (a)	439,000	376,991
GrubHub Holdings, Inc. 13.00% (Blend (Cash 7.00% + PIK 6.00%)), 7/31/2030 (a) (c)	200,000	161,160
Kohl's Corp.
10.00%, 6/1/2030 (a)	165,000	179,416
5.55%, 7/17/2045	368,000	233,955
Liberty Interactive LLC
8.50%, 7/15/2029	133,000	7,488
8.25%, 2/1/2030	99,000	5,574
Macy's Retail Holdings LLC
5.88%, 3/15/2030 (a)	20,000	19,927
6.13%, 3/15/2032 (a)	316,000	316,044
4.50%, 12/15/2034	199,000	175,324
5.13%, 1/15/2042	196,000	152,007

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	158,000	157,407
4.63%, 6/1/2028 (a)	455,000	448,796
5.63%, 2/15/2029 (a)	178,000	178,094
3.63%, 10/1/2031 (a)	428,000	383,292
Nordstrom, Inc.
4.00%, 3/15/2027	108,000	105,778
4.38%, 4/1/2030	151,000	144,362
4.25%, 8/1/2031	365,000	336,660
5.00%, 1/15/2044	280,000	197,209
Rakuten Group, Inc. (Japan)
11.25%, 2/15/2027 (a)	200,000	207,689
9.75%, 4/15/2029 (a)	878,000	959,376
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031 (a) (b) (d) (e)	230,000	219,218
Shutterfly Finance LLC 8.50% (Cash), 10/1/2027 (a) (c)	214,000	212,594
Shutterfly LLC 8.50%, 10/1/2026 (a)	259,000	246,050
Wayfair LLC
7.25%, 10/31/2029 (a)	869,000	894,118
6.75%, 11/15/2032 (a)	160,000	162,531
7.13%, 5/31/2034 (a)	39,000	39,739
		6,853,439
Building Products — 2.0%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	166,000	76,360
Advanced Drainage Systems, Inc.
6.38%, 6/15/2030 (a)	71,000	71,911
5.38%, 3/1/2034 (a)	338,000	329,283
Ameritex Holdco Intermediate LLC 7.63%, 8/15/2033 (a)	319,000	332,163
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	370,000	360,585
4.25%, 2/1/2032 (a)	428,000	393,776
6.38%, 6/15/2032 (a)	806,000	813,474
6.38%, 3/1/2034 (a)	161,000	160,863
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	124,000	75,576
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	413,000	250,133
CP Atlas Buyer, Inc.
9.75%, 7/15/2030 (a)	46,000	43,288
12.75% (Blend (Cash 7.00% + PIK 5.75%)), 1/15/2031 (a) (c) (f)	399,828	291,426
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	993,000	1,015,197
6.75%, 7/15/2031 (a)	352,000	363,714
Griffon Corp. 5.75%, 3/1/2028	437,000	436,901
JELD-WEN Holding, Inc. 7.00%, 9/1/2032 (a)	325,000	199,378
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	49,000	40,262
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	299,000	298,444
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	372,000	365,772
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	155,000	144,811
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	246,000	244,672

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	137,000	43,614
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	2,199,000	2,239,163
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	922,000	971,933
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	47,000	47,071
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	530,000	527,435
4.38%, 7/15/2030 (a)	1,058,000	1,007,650
3.38%, 1/15/2031 (a)	1,099,000	1,000,441
Wilsonart LLC 11.00%, 8/15/2032 (a)	222,000	170,310
		12,315,606
Capital Markets — 1.4%
Aretec Group, Inc.
7.50%, 4/1/2029 (a)	325,000	325,102
10.00%, 8/15/2030 (a)	116,000	123,030
BlackRock TCP Capital Corp. 6.95%, 5/30/2029	138,000	137,139
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	137,000	131,492
3.63%, 10/1/2031 (a)	589,000	519,644
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a)	483,007	462,267
5.00%, 1/15/2032 (a)	53,000	47,012
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	465,000	501,319
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	410,000	413,075
FS KKR Capital Corp.
3.25%, 7/15/2027	39,000	38,026
3.13%, 10/12/2028	955,000	899,171
7.88%, 1/15/2029	250,000	257,341
6.88%, 8/15/2029	95,000	95,368
6.13%, 1/15/2030	26,000	25,450
6.13%, 1/15/2031	39,000	37,776
Hightower Holding LLC
6.75%, 4/15/2029 (a)	143,000	142,654
9.13%, 1/31/2030 (a)	143,000	147,252
Jane Street Group
4.50%, 11/15/2029 (a)	145,000	141,576
7.13%, 4/30/2031 (a)	863,000	894,497
6.13%, 11/1/2032 (a)	900,000	902,257
6.75%, 5/1/2033 (a)	417,000	428,839
Osaic Holdings, Inc.
6.75%, 8/1/2032 (a)	204,000	205,898
8.00%, 8/1/2033 (a)	509,000	517,803
Prospect Capital Corp. 3.44%, 10/15/2028	114,000	105,642
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	107,000	110,401
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	366,000	385,174
VFH Parent LLC 7.50%, 6/15/2031 (a)	202,000	211,300
		8,206,505

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — 3.3%
Ashland, Inc.
3.38%, 9/1/2031 (a)	214,000	195,461
6.88%, 5/15/2043	103,000	102,458
ASP Unifrax Holdings, Inc.
7.10% (Blend (Cash 5.85% + PIK 1.25%)), 9/30/2029 (a) (c)	403,240	7,183
11.18% (Blend (Cash 6.43% + PIK 4.75%)), 9/30/2029 (a) (c)	54,267	21,256
Avient Corp.
7.13%, 8/1/2030 (a)	371,000	377,489
6.25%, 11/1/2031 (a)	201,000	203,908
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	150,000	156,175
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	536,000	534,919
Bond US Bidco 1, Inc. 7.13%, 6/15/2033 (a)	200,000	201,564
Celanese US Holdings LLC
7.33%, 7/15/2029 (g)	488,000	510,571
6.50%, 4/15/2030	101,000	103,576
7.55%, 11/15/2030 (g)	739,000	786,059
7.38%, 7/15/2032 (g)	1,180,000	1,240,157
7.70%, 11/15/2033 (g)	761,000	817,245
Cerdia Finanz GmbH (Germany) 9.38%, 10/3/2031 (a)	371,000	328,335
Chemours Co. (The)
5.75%, 11/15/2028 (a)	731,000	729,693
8.00%, 1/15/2033 (a)	352,000	359,631
Consolidated Energy Finance SA (Switzerland) 12.00%, 2/15/2031 (a)	357,000	375,296
CVR Partners LP 6.13%, 6/15/2028 (a)	365,000	364,851
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	323,000	314,143
FMC Corp.
5.65%, 5/18/2033	499,000	448,402
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.37%), 8.45%, 11/1/2055 (b)	471,000	351,113
HB Fuller Co. 4.25%, 10/15/2028	119,000	117,427
Herens Holdco SARL (Luxembourg) 4.75%, 5/15/2028 (a)	273,000	239,554
Huntsman International LLC
2.95%, 6/15/2031	276,000	238,454
5.70%, 10/15/2034	353,000	334,989
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	579,000	576,145
Ingevity Corp. 3.88%, 11/1/2028 (a)	260,000	251,109
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	185,000	174,102
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	185,000	185,173
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	161,000	160,365
Maxam Prill SARL (Luxembourg) 7.75%, 7/15/2030 (a)	230,000	237,064
Methanex Corp. (Canada)
5.13%, 10/15/2027	858,000	858,042
5.65%, 12/1/2044	99,000	89,946
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	146,000	145,324
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	232,000	240,759
4.25%, 5/15/2029 (a)	79,000	77,124
7.00%, 12/1/2031 (a)	712,000	751,643
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	142,000	132,878

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Olin Corp.
5.63%, 8/1/2029	277,000	275,446
5.00%, 2/1/2030	22,000	21,349
6.63%, 4/1/2033 (a)	444,000	440,742
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	200,000	194,771
6.25%, 10/1/2029 (a)	530,000	519,857
7.25%, 6/15/2031 (a)	291,000	295,434
6.75%, 8/1/2032 (a)	859,000	838,661
7.25%, 2/15/2033 (a)	220,000	217,504
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	182,000	193,380
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	479,000	473,536
6.63%, 5/1/2029 (a)	263,000	260,258
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	30,000	29,243
4.00%, 4/1/2031	107,000	99,543
4.38%, 2/1/2032	406,000	377,605
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	521,000	510,895
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	404,000	399,419
Tronox, Inc.
4.63%, 3/15/2029 (a)	427,000	340,105
9.13%, 9/30/2030 (a)	167,000	168,777
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	182,000	174,304
7.38%, 3/1/2031 (a)	785,000	789,664
6.63%, 8/15/2032 (a)	55,000	54,575
7.00%, 8/1/2033 (a)	99,000	98,205
		20,112,856
Commercial Services & Supplies — 2.8%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	250,000	230,117
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	165,000	158,466
4.88%, 7/15/2032 (a)	984,000	931,759
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	624,000	615,053
6.00%, 6/1/2029 (a)	380,000	376,864
6.88%, 6/15/2030 (a)	45,000	46,008
7.88%, 2/15/2031 (a)	1,541,000	1,611,116
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	109,000	105,032
4.75%, 10/15/2029 (a)	139,000	136,713
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	464,000	463,268
Brink's Co. (The)
4.63%, 10/15/2027 (a)	143,000	142,275
6.50%, 6/15/2029 (a)	273,000	279,785
6.75%, 6/15/2032 (a)	144,000	147,511

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Cimpress plc (Ireland) 7.38%, 9/15/2032 (a)	253,000	255,890
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	578,000	558,994
4.88%, 7/1/2029 (a)	139,000	127,294
Clean Harbors, Inc.
6.38%, 2/1/2031 (a)	319,000	324,274
5.75%, 10/15/2033 (a)	312,000	313,567
CompoSecure Holdings LLC 5.63%, 2/1/2033 (a)	302,000	293,163
CoreCivic, Inc. 8.25%, 4/15/2029	203,000	211,618
Deluxe Corp.
8.00%, 6/1/2029 (a)	345,000	349,678
8.13%, 9/15/2029 (a)	30,000	31,323
Enviri Corp. 5.75%, 7/31/2027 (a)	357,000	357,000
Garda World Security Corp. (Canada)
7.75%, 2/15/2028 (a)	44,000	44,792
6.00%, 6/1/2029 (a)	187,000	182,970
6.50%, 1/15/2031 (a)	400,000	406,853
8.25%, 8/1/2032 (a)	538,000	551,730
8.38%, 11/15/2032 (a)	25,000	25,903
GEO Group, Inc. (The)
8.63%, 4/15/2029	8,000	8,342
10.25%, 4/15/2031	499,000	540,751
GFL Environmental Holdings US, Inc. 5.50%, 2/1/2034 (a)	438,000	427,788
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	710,000	694,318
4.75%, 6/15/2029 (a)	288,000	283,613
4.38%, 8/15/2029 (a)	182,000	177,229
6.75%, 1/15/2031 (a)	253,000	261,230
HNI Corp. 5.13%, 1/18/2029 (a)	147,000	143,701
Luna 1.5 SARL (Luxembourg) 12.00% (Cash), 7/1/2032 (a) (c)	211,000	226,719
Madison IAQ LLC
4.13%, 6/30/2028 (a)	151,000	149,115
5.88%, 6/30/2029 (a)	547,000	546,935
OT Midco, Inc. 10.00%, 2/15/2030 (a)	200,000	77,114
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	188,000	187,937
7.25%, 3/15/2029 (a)	42,000	42,297
Prime Security Services Borrower LLC 3.38%, 8/31/2027 (a)	408,000	400,049
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	525,000	514,777
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	312,000	296,013
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a)	388,000	402,366
10.88%, 8/1/2029 (a)	227,000	234,457
11.00% (Cash), 6/1/2031 (a) (c)	381,000	369,955
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	461,000	472,996
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	142,000	122,389
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	343,000	350,634
West Technology Group LLC 8.50%, 4/10/2027 (a)	268,000	8,040

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	105,000	103,986
7.38%, 10/1/2031 (a)	695,000	725,695
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	14,000	14,375
		17,061,837
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (a)	179,000	171,804
Viasat, Inc.
5.63%, 4/15/2027 (a)	200,000	199,736
6.50%, 7/15/2028 (a)	57,000	56,889
7.50%, 5/30/2031 (a)	204,000	205,938
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	162,000	153,683
		788,050
Construction & Engineering — 0.7%
AECOM 6.00%, 8/1/2033 (a)	530,000	530,822
Arcosa, Inc.
4.38%, 4/15/2029 (a)	188,000	183,560
6.88%, 8/15/2032 (a)	218,000	225,865
Artera Services LLC 8.50%, 2/15/2031 (a)	243,000	221,909
ATP Tower Holdings (Chile) 7.88%, 2/3/2030 (a)	200,000	205,392
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	771,000	681,416
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	188,000	193,637
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	202,000	198,441
Fluor Corp. 4.25%, 9/15/2028	207,000	203,444
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	264,000	263,608
7.50%, 4/15/2032 (a)	22,000	23,173
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	130,000	130,000
HTA Group Ltd. (Tanzania, United Republic of) 7.50%, 6/4/2029 (a)	413,000	423,325
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	168,000	183,164
Weekley Homes LLC
4.88%, 9/15/2028 (a)	281,000	274,129
6.75%, 1/15/2034 (a)	25,000	24,603
		3,966,488
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	174,000	180,646
Consumer Finance — 2.3%
Ally Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.65%, 1/17/2040 (b)	428,000	424,066
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	162,000	163,594
Azorra Finance Ltd.
7.75%, 4/15/2030 (a)	330,000	341,137
7.25%, 1/15/2031 (a)	288,000	294,308
Bread Financial Holdings, Inc.
6.75%, 5/15/2031 (a)	245,000	250,752
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.30%), 8.38%, 6/15/2035 (a) (b)	77,000	80,496

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Cobra AcquisitionCo LLC
6.38%, 11/1/2029 (a)	271,000	234,364
12.25%, 11/1/2029 (a)	24,000	24,212
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	430,000	449,178
Encore Capital Group, Inc.
8.50%, 5/15/2030 (a)	210,000	223,433
6.63%, 4/15/2031 (a)	200,000	201,657
6.63%, 6/1/2032 (a)	216,000	215,951
Enova International, Inc.
11.25%, 12/15/2028 (a)	276,000	291,490
9.13%, 8/1/2029 (a)	88,000	92,175
EZCORP, Inc. 7.38%, 4/1/2032 (a)	121,000	128,083
FirstCash, Inc.
4.63%, 9/1/2028 (a)	465,000	458,399
5.63%, 1/1/2030 (a)	200,000	199,706
6.88%, 3/1/2032 (a)	78,000	80,201
6.13%, 5/1/2034 (a)	209,000	209,158
GGAM Finance Ltd. (Ireland)
8.00%, 2/15/2027 (a)	409,000	412,207
6.88%, 4/15/2029 (a)	158,000	162,212
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 8.75%, 9/1/2027 (a)	402,000	410,175
goeasy Ltd. (Canada)
7.63%, 7/1/2029 (a)	219,000	205,926
6.88%, 5/15/2030 (a)	220,000	197,531
7.38%, 10/1/2030 (a)	549,000	492,977
LFS Topco LLC 8.75%, 7/15/2030 (a)	145,000	144,350
Navient Corp.
4.88%, 3/15/2028	571,000	559,619
5.63%, 8/1/2033	947,000	770,830
OneMain Finance Corp.
6.63%, 1/15/2028	48,000	48,815
3.88%, 9/15/2028	174,000	168,342
6.63%, 5/15/2029	127,000	128,980
5.38%, 11/15/2029	901,000	879,076
7.88%, 3/15/2030	777,000	808,677
4.00%, 9/15/2030	509,000	469,814
7.50%, 5/15/2031	25,000	25,773
7.13%, 11/15/2031	371,000	375,658
6.75%, 3/15/2032	33,000	32,815
7.13%, 9/15/2032	661,000	666,111
6.50%, 3/15/2033	70,000	68,361
6.75%, 9/15/2033	410,000	401,726
Phoenix Aviation Capital Ltd. (Ireland) 9.25%, 7/15/2030 (a)	303,000	312,371
PRA Group, Inc.
8.38%, 2/1/2028 (a)	11,000	11,164
5.00%, 10/1/2029 (a)	103,000	97,335
8.88%, 1/31/2030 (a)	426,000	437,921
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	242,000	235,943

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Rfna LP 7.88%, 2/15/2030 (a)	250,000	245,305
SLM Corp. 6.50%, 1/31/2030	266,000	269,439
Synchrony Financial 7.25%, 2/2/2033	315,000	326,616
TrueNoord Capital DAC (Ireland) 8.75%, 3/1/2030 (a)	178,000	182,384
		13,910,813
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc.
6.50%, 2/15/2028 (a)	167,000	168,799
3.50%, 3/15/2029 (a)	759,000	724,132
4.88%, 2/15/2030 (a)	1,011,000	984,640
5.63%, 3/31/2032 (a)	25,000	24,408
6.25%, 3/15/2033 (a)	23,000	23,044
5.75%, 3/31/2034 (a)	1,049,000	1,010,561
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	178,000	167,502
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	143,000	134,555
KeHE Distributors LLC
9.00%, 2/15/2029 (a)	410,000	428,203
7.13%, 4/30/2033 (a)	201,000	203,684
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	1,107,000	1,072,529
6.13%, 9/15/2032 (a)	206,000	208,267
Safeway, Inc. 7.25%, 2/1/2031	120,000	125,433
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	158,000	158,440
US Foods, Inc.
4.75%, 2/15/2029 (a)	530,000	522,724
4.63%, 6/1/2030 (a)	405,000	393,679
7.25%, 1/15/2032 (a)	245,000	254,610
5.75%, 4/15/2033 (a)	40,000	39,943
		6,645,153
Containers & Packaging — 2.0%
ARD Finance SA (Luxembourg) 6.50%, 6/30/2027 (a) (h)	1	—
Ardagh Group SA
9.50%, 12/1/2030 (a)	441,000	470,840
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (c) (f)	504,000	451,588
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	200,000	192,076
4.00%, 9/1/2029 (a)	789,000	748,367
Ball Corp.
6.00%, 6/15/2029	352,000	357,867
2.88%, 8/15/2030	569,000	517,618
3.13%, 9/15/2031	69,000	62,415
5.50%, 9/15/2033	591,000	593,663
Cascades, Inc. (Canada)
5.38%, 1/15/2028 (a)	94,000	93,688
6.75%, 7/15/2030 (a)	281,000	285,600
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	477,000	471,289

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
8.75%, 4/15/2030 (a)	411,000	394,906
6.75%, 4/15/2032 (a)	563,000	541,157
Crown Americas LLC 5.25%, 4/1/2030	548,000	550,784
Graphic Packaging International LLC
3.50%, 3/15/2028 (a)	121,000	117,079
6.38%, 7/15/2032 (a)	677,000	682,659
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	170,000	139,729
LABL, Inc.
5.88%, 11/1/2028 (a) (h)	63,000	27,720
9.50%, 11/1/2028 (a) (h)	450,000	198,000
8.63%, 10/1/2031 (a) (h)	544,000	239,360
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	1,511,000	1,526,136
9.25%, 4/15/2030 (a)	306,000	293,195
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031 (a)	117,000	115,043
7.38%, 6/1/2032 (a)	268,000	257,211
9.50%, 6/1/2033 (a)	189,000	194,322
Sealed Air Corp. 6.88%, 7/15/2033 (a)	673,000	661,284
Silgan Holdings, Inc. 4.13%, 2/1/2028	268,000	264,588
Sword Purchaser LLC
8.25%, 4/15/2033 (a)	39,000	40,163
10.50%, 4/15/2034 (a)	461,000	479,432
Toucan FinCo. Ltd. (Canada) 9.50%, 5/15/2030 (a)	448,000	398,650
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	268,000	270,140
TriMas Corp. 4.13%, 4/15/2029 (a)	199,000	191,171
Trivium Packaging Finance BV (Netherlands) 8.25%, 7/15/2030 (a)	566,000	597,105
		12,424,845
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	439,000	430,442
Dealer Tire LLC 8.00%, 2/1/2028 (a)	167,000	165,012
Gates Corp. 6.88%, 7/1/2029 (a)	202,000	207,965
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	383,000	388,962
7.75%, 3/15/2031 (a)	184,000	191,317
Resideo Funding, Inc.
4.00%, 9/1/2029 (a)	13,000	12,354
6.50%, 7/15/2032 (a)	363,000	364,946
S&S Holdings LLC 8.38%, 10/1/2031 (a)	259,000	248,409
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	202,000	199,318
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	327,000	340,071
		2,548,796
Diversified Consumer Services — 0.7%
Belron UK Finance plc (United Kingdom) 5.75%, 10/15/2029 (a)	508,000	512,311
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	177,000	169,337
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	314,000	303,489
Graham Holdings Co. 5.63%, 12/1/2033 (a)	257,000	252,420

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — continued
Grand Canyon University 5.13%, 10/1/2028	25,000	24,767
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	291,000	290,681
Service Corp. International
4.63%, 12/15/2027	85,000	84,690
3.38%, 8/15/2030	801,000	744,759
4.00%, 5/15/2031	275,000	258,546
5.75%, 10/15/2032	408,000	411,313
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	107,000	40,259
Sotheby's 8.25%, 4/15/2031 (a)	277,000	272,695
StoneMor, Inc. 8.50%, 5/15/2029 (a)	168,000	164,773
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	558,000	577,156
		4,107,196
Diversified REITs — 0.1%
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	298,000	287,235
Uniti Group LP 6.00%, 1/15/2030 (a)	69,000	67,036
Vornado Realty LP
3.40%, 6/1/2031	202,000	184,572
5.75%, 2/1/2033	164,000	163,474
		702,317
Diversified Telecommunication Services — 6.9%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	810,000	591,120
5.75%, 8/15/2029 (a)	533,000	386,199
Altice France SA (France)
6.50%, 10/15/2031 (a)	580,365	564,457
6.50%, 4/15/2032 (a)	1,382,343	1,345,266
6.88%, 7/15/2032 (a)	745,685	728,043
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	905,000	912,179
APLD ComputeCo LLC 9.25%, 12/15/2030 (a)	971,000	1,048,134
Bell Canada (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 9/15/2055 (b)	638,000	656,054
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 7.00%, 9/15/2055 (b)	293,000	302,600
Black Pearl Compute LLC 6.13%, 2/15/2031 (a)	818,000	832,242
CCO Holdings LLC
5.00%, 2/1/2028 (a)	250,000	247,534
5.38%, 6/1/2029 (a)	1,985,000	1,948,520
4.75%, 3/1/2030 (a)	1,222,000	1,154,898
4.50%, 8/15/2030 (a)	1,125,000	1,046,991
4.25%, 2/1/2031 (a)	1,180,000	1,068,373
7.38%, 3/1/2031 (a)	969,000	982,719
4.75%, 2/1/2032 (a)	767,000	683,778
4.50%, 6/1/2033 (a)	1,681,000	1,437,549
4.25%, 1/15/2034 (a)	1,791,000	1,495,981
Cipher Compute LLC 7.13%, 11/15/2030 (a)	712,000	742,225
Connect Holding II LLC 10.50%, 4/3/2031 (a)	898,000	914,390
Core Scientific Finance I LLC 7.75%, 5/15/2031 (a)	1,326,000	1,356,049
Edged Compute LLC 7.50%, 4/30/2031 (a)	532,000	533,374

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Embarq LLC 8.00%, 6/1/2036	490,000	132,300
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	200,000	200,018
6.00%, 9/30/2034 (a)	387,000	371,873
7.72%, 6/4/2038 (a)	350,000	354,290
Flash Compute LLC 7.25%, 12/31/2030 (a)	535,000	551,549
GCI LLC 4.75%, 10/15/2028 (a)	259,000	249,944
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	1,175,000	1,210,288
7.00%, 3/31/2034 (a)	887,000	919,364
8.50%, 1/15/2036 (a)	877,000	948,178
7.50%, 2/15/2037 (a)	50,000	51,535
Lumen Technologies, Inc.
4.50%, 1/15/2029 (a)	404,000	388,850
Series U, 7.65%, 3/15/2042	291,000	276,965
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	2,351,000	2,363,089
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	1,882,000	1,884,578
SE Cosmos LLC 8.88%, 5/1/2031 (a)	294,000	307,508
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	1,595,000	1,574,977
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	93,000	97,028
7.20%, 7/18/2036	75,000	81,718
7.72%, 6/4/2038	618,000	701,480
TELUS Corp. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.63%, 10/15/2055 (b)	343,000	347,591
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.00%, 10/15/2055 (b)	885,000	910,928
Uniti Group LP
4.75%, 4/15/2028 (a)	78,000	77,752
8.63%, 6/15/2032 (a)	1,102,000	1,155,277
Uniti Services LLC 7.50%, 10/15/2033 (a)	483,000	508,310
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	839,000	688,839
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	690,000	663,261
4.50%, 8/15/2030 (a)	1,155,000	1,005,048
Windstream Services LLC 8.25%, 10/1/2031 (a)	899,000	948,459
WULF Compute LLC 7.75%, 10/15/2030 (a)	1,343,000	1,411,171
Zayo Group Holdings, Inc.
9.25% (Blend (Cash 8.75% + PIK 0.50%)), 3/9/2030 (a) (c) (f)	217,721	217,803
13.75% (Blend (Cash 11.87% + PIK 1.88%)), 9/9/2030 (a) (c) (f)	391,667	387,957
		41,966,603
Electric Utilities — 2.3%
Alpha Generation LLC
6.75%, 10/15/2032 (a)	312,000	319,250
6.25%, 1/15/2034 (a)	421,000	417,359
California Buyer Ltd. (United Kingdom) 6.38%, 2/15/2032 (a)	849,000	844,077
DPL LLC 4.35%, 4/15/2029	61,000	58,885

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Edison International
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (b)	16,000	16,339
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (b)	383,000	391,828
Emera US Finance LLC Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.85%, 10/1/2056 (b)	92,000	93,249
EUSHI Finance, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (b)	632,000	658,207
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (b)	167,000	165,822
Hawaiian Electric Co., Inc. 6.00%, 10/1/2033 (a)	246,000	244,160
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	152,000	145,211
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	244,000	253,576
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	739,000	705,281
5.25%, 6/15/2029 (a)	988,000	982,989
5.75%, 7/15/2029 (a)	423,000	423,387
3.88%, 2/15/2032 (a)	520,000	477,962
6.00%, 2/1/2033 (a)	512,000	515,871
5.75%, 1/15/2034 (a)	39,000	38,576
5.88%, 5/15/2034 (a)	39,000	38,755
6.25%, 11/1/2034 (a)	19,000	19,162
6.00%, 1/15/2036 (a)	940,000	933,723
6.13%, 5/15/2036 (a)	723,000	721,431
PacifiCorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 7.38%, 9/15/2055 (b)	309,000	314,716
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.29%), 7.13%, 8/15/2056 (b)	503,000	505,594
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	258,000	254,095
PG&E Corp.
5.25%, 7/1/2030	835,000	826,134
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	890,000	906,360
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (b)	117,000	116,585
TXNM Energy, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.00%, 7/31/2056 (a) (b)	310,000	313,050
VoltaGrid LLC 7.38%, 11/1/2030 (a)	840,000	874,700
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/2027 (a)	464,000	460,944
7.25%, 1/15/2029 (a)	882,000	918,636
7.75%, 4/15/2034 (a)	258,000	272,435
		14,228,349
Electrical Equipment — 0.2%
Atkore, Inc. 4.25%, 6/1/2031 (a)	162,000	154,522
EnerSys
4.38%, 12/15/2027 (a)	119,000	118,210
6.63%, 1/15/2032 (a)	141,000	145,023
Sensata Technologies BV 5.88%, 9/1/2030 (a)	540,000	543,409
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	249,000	252,896
		1,214,060
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp. 5.00%, 12/15/2029 (a)	400,000	395,921

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
Crane NXT Co. 4.20%, 3/15/2048	165,000	105,229
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	828,000	813,809
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	238,000	241,763
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	349,000	340,055
3.75%, 2/15/2031 (a)	257,000	241,034
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	220,000	213,088
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	237,000	240,413
		2,591,312
Energy Equipment & Services — 1.7%
Archrock Partners LP 6.63%, 9/1/2032 (a)	87,000	89,065
Archrock Services LP 6.00%, 2/1/2034 (a)	524,000	524,201
Borr IHC Ltd. (Mexico)
10.00%, 11/15/2028 (a)	366,045	382,975
10.38%, 11/15/2030 (a)	408,004	430,954
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	203,000	213,543
Enerflex, Inc. (Canada) 6.88%, 1/15/2031 (a)	160,000	164,571
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	119,000	125,154
Kodiak Gas Services LLC
6.50%, 10/1/2033 (a)	419,000	426,412
6.75%, 10/1/2035 (a)	569,000	584,786
Nabors Industries, Inc.
8.88%, 8/15/2031 (a)	358,000	375,349
7.63%, 11/15/2032 (a)	428,000	446,167
Noble Finance II LLC 8.00%, 4/15/2030 (a)	588,000	611,427
Oceaneering International, Inc. 6.00%, 2/1/2028	121,000	122,088
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	164,000	165,610
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	200,000	209,036
SESI LLC 7.88%, 9/30/2030 (a)	284,000	293,161
Star Holding LLC 8.75%, 8/1/2031 (a)	142,000	144,384
TGS ASA (Norway) 8.50%, 1/15/2030 (a)	169,000	177,702
Tidewater, Inc. 9.13%, 7/15/2030 (a)	277,000	298,252
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	24,000	24,571
Transocean International Ltd.
8.25%, 5/15/2029 (a)	607,000	630,396
8.75%, 2/15/2030 (a)	121,800	127,615
7.50%, 4/15/2031	254,000	260,610
8.50%, 5/15/2031 (a)	10,000	10,563
7.88%, 10/15/2032 (a)	481,000	513,190
6.80%, 3/15/2038	223,000	212,878
USA Compression Partners LP
7.13%, 3/15/2029 (a)	517,000	532,690
6.25%, 10/1/2033 (a)	212,000	212,806
Valaris Ltd. 8.38%, 4/30/2030 (a)	444,000	462,426
Viridien (France) 10.00%, 10/15/2030 (a)	218,000	233,139
WBI Operating LLC
6.25%, 10/15/2030 (a)	81,000	81,691

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
6.50%, 10/15/2033 (a)	518,000	524,610
Weatherford International Ltd.
8.63%, 4/30/2030 (a)	68,000	69,047
6.75%, 10/15/2033 (a)	423,000	435,270
		10,116,339
Entertainment — 1.0%
Allen Media LLC 10.50%, 2/15/2028 (a)	287,000	114,800
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	257,000	224,220
Banijay Entertainment SAS (France) 8.13%, 5/1/2029 (a)	200,000	205,787
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	193,000	191,989
7.00%, 8/1/2032 (a)	313,000	323,973
Discovery Global Holdings, Inc.
4.05%, 3/15/2029	878,000	873,215
4.28%, 3/15/2032	1,699,000	1,533,347
5.05%, 3/15/2042	738,000	539,663
5.14%, 3/15/2052	1,045,000	710,600
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (a)	745,000	742,167
3.75%, 1/15/2028 (a)	152,000	149,013
Muvico LLC 15.00% (Blend (Cash 9.00% + PIK 6.00%)), 2/19/2029 (a) (c)	121,000	127,218
ROBLOX Corp. 3.88%, 5/1/2030 (a)	405,000	382,304
		6,118,296
Financial Services — 3.0%
Block, Inc.
5.63%, 8/15/2030 (a)	198,000	198,815
3.50%, 6/1/2031	766,000	697,930
6.50%, 5/15/2032	1,199,000	1,221,762
Burford Capital Global Finance LLC
9.25%, 7/1/2031 (a)	629,000	604,092
7.50%, 7/15/2033 (a)	388,000	331,740
CPI CG, Inc. 10.00%, 7/15/2029 (a)	178,000	187,345
CrossCountry Intermediate HoldCo LLC
6.50%, 10/1/2030 (a)	81,000	79,736
6.75%, 12/1/2032 (a)	544,000	523,065
Freedom Mortgage Corp. 12.25%, 10/1/2030 (a)	425,000	459,492
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a)	523,000	544,767
9.13%, 5/15/2031 (a)	271,000	280,574
8.38%, 4/1/2032 (a)	183,000	185,818
7.88%, 4/1/2033 (a)	311,000	303,671
HA Sustainable Infrastructure Capital, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.48%), 7.13%, 11/15/2056 (b)	373,000	376,945
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	494,000	382,576
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	317,000	306,397
6.63%, 10/15/2031 (a)	399,000	393,427

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Jefferson Capital Holdings LLC
9.50%, 2/15/2029 (a)	105,000	109,979
8.25%, 5/15/2030 (a)	274,000	288,231
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	379,000	328,438
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	210,000	140,741
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	545,000	582,677
Oxford Finance LLC 7.75%, 5/15/2031 (a)	246,000	244,312
Paysafe Finance plc 4.00%, 6/15/2029 (a)	133,000	116,295
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (a)	395,000	377,246
7.88%, 12/15/2029 (a)	810,000	841,055
7.13%, 11/15/2030 (a)	217,000	219,139
5.75%, 9/15/2031 (a)	400,000	377,292
6.88%, 2/15/2033 (a)	126,000	122,403
6.75%, 2/15/2034 (a)	53,000	50,813
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	299,000	293,864
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	264,000	264,378
Provident Funding Associates LP 9.75%, 9/15/2029 (a)	213,000	222,658
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	1,324,000	1,344,281
7.13%, 2/1/2032 (a)	539,000	558,373
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	196,000	188,463
3.88%, 3/1/2031 (a)	517,000	480,411
4.00%, 10/15/2033 (a)	1,016,000	912,018
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	680,000	679,386
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	528,000	541,228
Stonebriar ABF Issuer LLC 8.13%, 12/15/2030 (a)	315,000	330,772
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	205,000	204,196
5.50%, 4/15/2029 (a)	298,000	284,626
UWM Holdings LLC
6.63%, 2/1/2030 (a)	677,000	642,030
6.25%, 3/15/2031 (a)	50,000	45,914
Velocity Commercial Capital LLC 9.38%, 2/15/2031 (a)	190,000	195,619
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	161,000	162,756
WEX, Inc. 6.50%, 3/15/2033 (a)	260,000	258,909
		18,486,655
Food Products — 1.4%
B&G Foods, Inc.
5.25%, 9/15/2027	353,000	343,218
8.00%, 9/15/2028 (a)	185,000	183,090
Chobani LLC
7.63%, 7/1/2029 (a)	685,000	706,247
6.38%, 4/15/2034 (a)	12,000	12,199
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	307,000	307,051

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
6.00%, 6/15/2030 (a)	114,000	115,106
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	401,000	403,222
Froneri Lux FinCo. SARL (United Kingdom) 6.00%, 8/1/2032 (a)	282,000	274,986
Industrial F&B Investments III, Inc. 7.75%, 2/11/2033 (a)	327,000	333,548
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	98,000	97,320
4.13%, 1/31/2030 (a)	333,000	318,112
4.38%, 1/31/2032 (a)	464,000	434,141
Pilgrim's Pride Corp.
4.25%, 4/15/2031	852,000	817,142
3.50%, 3/1/2032	321,000	291,815
6.25%, 7/1/2033	9,000	9,397
6.88%, 5/15/2034	48,000	51,866
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	946,000	920,280
4.50%, 9/15/2031 (a)	849,000	796,676
6.25%, 2/15/2032 (a)	672,000	682,677
6.25%, 10/15/2034 (a)	18,000	17,839
6.50%, 3/15/2036 (a)	473,000	469,279
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	385,000	372,403
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	368,000	376,092
		8,333,706
Gas Utilities — 0.3%
AltaGas Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.20%, 10/15/2054 (a) (b)	380,000	395,990
AmeriGas Partners LP
9.38%, 6/1/2028 (a)	178,000	182,350
9.50%, 6/1/2030 (a)	65,000	69,909
6.88%, 6/1/2031 (a)	82,000	83,820
Ferrellgas LP
5.88%, 4/1/2029 (a)	5,000	4,904
9.25%, 1/15/2031 (a)	555,000	585,564
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	419,000	401,651
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	243,000	235,416
		1,959,604
Ground Transportation — 1.1%
Albion Financing 1 SARL (Luxembourg) 7.00%, 5/21/2030 (a)	548,000	565,783
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	353,000	353,092
4.75%, 4/1/2028 (a)	192,000	189,193
5.38%, 3/1/2029 (a)	243,000	238,142
8.00%, 2/15/2031 (a)	6,000	6,042
8.38%, 6/15/2032 (a)	682,000	696,400
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	505,000	522,603
Brightline East LLC 11.00%, 1/31/2030 (a)	579,000	52,110
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	138,000	134,554
Clue Opco LLC 9.50%, 10/15/2031 (a)	297,000	275,468

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	202,000	207,796
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	347,000	335,634
GB AIT Buyer, Inc. 8.75%, 4/30/2034 (a)	200,000	200,163
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	283,000	287,264
Hertz Corp. (The) 12.63%, 7/15/2029 (a)	731,000	665,818
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	371,000	369,385
RXO, Inc. 6.38%, 5/15/2031 (a)	178,000	178,924
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	444,000	430,274
Synergy Infrastructure Holdings LLC 7.88%, 12/1/2030 (a)	223,000	233,635
Watco Cos. LLC 7.13%, 8/1/2032 (a)	425,000	437,845
XPO CNW, Inc. 6.70%, 5/1/2034	123,000	129,689
XPO, Inc.
7.13%, 6/1/2031 (a)	15,000	15,481
7.13%, 2/1/2032 (a)	404,000	418,517
		6,943,812
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	867,000	857,119
3.88%, 11/1/2029 (a)	98,000	93,075
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	565,000	583,362
DENTSPLY SIRONA, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 8.38%, 9/12/2055 (b)	235,000	236,881
Embecta Corp. 5.00%, 2/15/2030 (a)	269,000	208,052
Insulet Corp. 6.50%, 4/1/2033 (a)	199,000	202,487
Medline Borrower LP 5.25%, 10/1/2029 (a)	1,008,000	1,006,272
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	153,000	160,479
Teleflex, Inc.
4.63%, 11/15/2027	330,000	328,379
4.25%, 6/1/2028 (a)	90,000	88,827
		3,764,933
Health Care Providers & Services — 5.2%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	490,000	487,711
5.00%, 4/15/2029 (a)	117,000	114,484
Accendra Health, Inc. 6.63%, 4/1/2030 (a)	473,000	285,431
Adapthealth LLC
6.13%, 8/1/2028 (a)	363,000	362,639
4.63%, 8/1/2029 (a)	20,000	19,302
5.13%, 3/1/2030 (a)	203,000	196,696
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	121,000	119,945
Centene Corp.
2.45%, 7/15/2028	77,000	72,996
4.63%, 12/15/2029	1,962,000	1,910,925
3.38%, 2/15/2030	1,472,000	1,367,875
3.00%, 10/15/2030	25,000	22,530
2.50%, 3/1/2031	1,167,000	1,016,631
2.63%, 8/1/2031	1,232,000	1,069,806

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Community Health Systems, Inc.
6.88%, 4/15/2029 (a)	244,000	241,398
6.13%, 4/1/2030 (a)	331,000	301,010
5.25%, 5/15/2030 (a)	425,000	400,498
4.75%, 2/15/2031 (a)	680,000	625,227
10.88%, 1/15/2032 (a)	554,000	596,931
9.75%, 1/15/2034 (a)	1,303,000	1,366,743
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	263,000	272,214
CVS Health Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.75%, 12/10/2054 (b)	572,000	596,384
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.00%, 3/10/2055 (b)	658,000	685,580
DaVita, Inc.
4.63%, 6/1/2030 (a)	844,000	820,101
3.75%, 2/15/2031 (a)	1,263,000	1,174,331
6.88%, 9/1/2032 (a)	187,000	193,649
6.75%, 7/15/2033 (a)	394,000	407,173
Encompass Health Corp.
4.50%, 2/1/2028	336,000	334,533
4.63%, 4/1/2031	510,000	493,582
5.88%, 6/1/2034 (a)	23,000	23,142
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	404,000	419,768
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	275,000	246,823
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	256,000	249,117
Humana, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.63%, 9/15/2056 (b)	287,000	284,475
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	380,000	373,687
LifePoint Health, Inc.
5.38%, 1/15/2029 (a)	693,000	670,975
9.88%, 8/15/2030 (a)	164,000	173,384
8.38%, 2/15/2032 (a)	757,000	794,824
10.00%, 6/1/2032 (a)	139,000	142,312
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	481,000	473,984
3.88%, 11/15/2030 (a)	488,000	451,648
6.50%, 2/15/2031 (a)	19,000	19,267
3.88%, 5/15/2032 (a)	559,000	501,278
6.25%, 1/15/2033 (a)	109,000	108,990
MPH Acquisition Holdings LLC
5.75%, 12/31/2030 (a)	432,000	347,760
11.50% (Blend (Cash 6.50% + PIK 5.00%)), 12/31/2030 (a) (c)	281,875	253,139
6.75% (Blend (Cash 6.00% + PIK 0.75%)), 3/31/2031 (a) (c)	124,811	74,564
National Mentor Holdings, Inc. 10.50%, 12/15/2030 (a)	515,000	542,129
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	202,000	194,271
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc. 8.75%, 4/17/2032 (a)	202,000	183,315
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	177,000	175,163
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	618,000	646,432
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (c)	462,439	434,618
8.50%, 7/15/2032 (a)	233,000	238,825

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Select Medical Corp. 6.25%, 12/1/2032 (a)	242,000	235,649
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	303,000	315,213
Star Parent, Inc. 9.00%, 10/1/2030 (a)	429,000	450,370
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	515,000	516,205
Team Health Holdings, Inc.
8.38%, 6/30/2028 (a)	290,000	290,980
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 6/30/2028 (a) (c)	367,077	374,887
TEAM Services Holding, Inc. 9.00%, 2/15/2033 (a)	241,000	242,820
Tenet Healthcare Corp.
5.13%, 11/1/2027	250,000	250,223
4.63%, 6/15/2028	333,000	330,802
6.13%, 10/1/2028	474,000	475,210
4.25%, 6/1/2029	1,150,000	1,121,121
4.38%, 1/15/2030	369,000	357,067
6.75%, 5/15/2031	1,245,000	1,282,006
6.88%, 11/15/2031	691,000	735,834
5.50%, 11/15/2032 (a)	575,000	572,675
6.00%, 11/15/2033 (a)	100,000	100,976
US Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	422,000	404,280
		31,636,533
Health Care REITs — 0.4%
Diversified Healthcare Trust
4.75%, 2/15/2028	225,000	219,917
7.25%, 10/15/2030 (a)	389,000	399,462
4.38%, 3/1/2031	245,000	223,211
MPT Operating Partnership LP
5.00%, 10/15/2027	901,000	879,626
3.50%, 3/15/2031	974,000	697,832
8.50%, 2/15/2032 (a)	92,000	95,791
		2,515,839
Health Care Technology — 0.2%
IQVIA, Inc.
6.50%, 5/15/2030 (a)	332,000	340,548
6.25%, 6/1/2032 (a)	989,000	1,010,362
		1,350,910
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (a)	34,000	34,006
4.88%, 5/15/2029 (a)	673,000	657,328
7.00%, 2/1/2030 (a)	138,000	141,292
Pebblebrook Hotel LP 6.38%, 10/15/2029 (a)	162,000	165,074
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	164,000	167,595
4.50%, 2/15/2029 (a)	579,000	568,577
6.50%, 4/1/2032 (a)	335,000	343,495
6.50%, 6/15/2033 (a)	277,000	284,927

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotel & Resort REITs — continued
5.75%, 3/15/2034 (a)	24,000	23,810
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	213,000	203,267
Service Properties Trust
Zero Coupon, 9/30/2027 (a)	14,000	13,000
3.95%, 1/15/2028	25,000	24,216
4.38%, 2/15/2030	325,000	292,941
8.63%, 11/15/2031 (a)	356,000	375,743
8.88%, 6/15/2032	613,000	633,260
XHR LP 4.88%, 6/1/2029 (a)	382,000	376,182
		4,304,713
Hotels, Restaurants & Leisure — 6.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	681,000	669,113
4.38%, 1/15/2028 (a)	620,000	613,642
3.50%, 2/15/2029 (a)	192,000	184,569
6.13%, 6/15/2029 (a)	277,000	282,024
4.00%, 10/15/2030 (a)	1,329,000	1,259,462
Affinity Interactive 6.88%, 12/15/2027 (a)	240,000	139,469
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. 9.50%, 7/1/2032 (a)	220,000	200,202
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	158,000	150,587
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	803,000	774,176
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	281,000	276,788
Brightstar Lottery plc 5.25%, 1/15/2029 (a)	656,000	652,266
Brinker International, Inc. 8.25%, 7/15/2030 (a)	157,000	163,998
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	724,000	697,508
7.00%, 2/15/2030 (a)	403,000	407,777
6.50%, 2/15/2032 (a)	1,079,000	1,051,991
6.00%, 10/15/2032 (a)	182,000	162,956
Carnival Corp. Ltd.
5.13%, 5/1/2029 (a)	44,000	43,947
5.75%, 3/15/2030 (a)	1,019,000	1,029,252
5.88%, 6/15/2031 (a)	801,000	813,391
5.75%, 8/1/2032 (a)	723,000	730,362
6.13%, 2/15/2033 (a)	793,000	803,141
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	52,000	51,978
4.75%, 1/15/2028 (a)	5,000	4,950
5.75%, 4/1/2030 (a)	979,000	979,053
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	376,000	366,611
6.75%, 1/15/2030 (a)	513,000	500,508
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	166,000	162,265
Genting New York LLC 7.25%, 10/1/2029 (a)	200,000	204,798
Great Canadian Gaming Corp. (Canada) 8.75%, 11/15/2029 (a)	303,000	298,829
Hilton Domestic Operating Co., Inc.
5.88%, 4/1/2029 (a)	31,000	31,475

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
3.75%, 5/1/2029 (a)	1,012,000	977,208
4.88%, 1/15/2030	100,000	98,913
4.00%, 5/1/2031 (a)	963,000	913,020
3.63%, 2/15/2032 (a)	1,263,000	1,159,394
6.13%, 4/1/2032 (a)	108,000	110,112
5.88%, 3/15/2033 (a)	457,000	462,179
5.50%, 3/31/2034 (a)	36,000	35,836
Hilton Grand Vacations Borrower LLC
5.00%, 6/1/2029 (a)	20,000	19,457
4.88%, 7/1/2031 (a)	674,000	628,604
6.63%, 1/15/2032 (a)	261,000	265,412
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	218,000	214,202
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a)	196,000	169,752
Life Time, Inc. 6.00%, 11/15/2031 (a)	205,000	207,970
Light & Wonder International, Inc.
7.25%, 11/15/2029 (a)	264,000	269,962
6.25%, 10/1/2033 (a)	589,000	582,480
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	283,000	291,240
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	207,000	175,484
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	148,000	147,603
4.50%, 6/15/2029 (a)	205,000	197,710
6.50%, 10/1/2033 (a)	241,000	236,494
Merlin Entertainments Group US Holdings, Inc. (United Kingdom) 7.38%, 2/15/2031 (a)	210,000	176,416
MGM Resorts International
4.75%, 10/15/2028	380,000	376,570
6.13%, 9/15/2029	21,000	21,311
6.50%, 4/15/2032	571,000	581,879
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	303,000	294,851
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030 (a)	164,000	171,193
11.88%, 4/15/2031 (a)	427,000	463,862
Motion Finco SARL (United Kingdom) 8.38%, 2/15/2032 (a)	460,000	376,463
NCL Corp. Ltd.
7.75%, 2/15/2029 (a)	629,000	658,382
6.25%, 3/1/2030 (a)	338,000	334,044
5.88%, 1/15/2031 (a)	128,000	123,698
6.75%, 2/1/2032 (a)	968,000	959,240
6.25%, 9/15/2033 (a)	48,000	46,021
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	31,000	31,316
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	120,000	116,370
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	162,000	154,980
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	422,000	403,966
Pioneer Opco LLC 7.00%, 5/15/2033 (a)	270,000	275,832
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	397,000	231,297
5.88%, 9/1/2031 (a)	225,000	113,006

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Resorts World Las Vegas LLC
4.63%, 4/16/2029 (a)	200,000	180,960
4.63%, 4/6/2031 (a)	700,000	592,270
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030 (a)	186,000	187,469
6.63%, 2/1/2033 (a)	319,000	323,672
Sabre Financial Borrower LLC 11.13%, 6/15/2029 (a)	331,000	344,541
Sabre GLBL, Inc.
10.75%, 3/15/2030 (a)	589,000	520,676
11.13%, 7/15/2030 (a)	358,000	319,067
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	327,000	282,395
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	293,000	285,130
Six Flags Entertainment Corp.
5.25%, 7/15/2029	399,000	386,524
7.25%, 5/15/2031 (a)	680,000	677,971
6.63%, 5/1/2032 (a)	366,000	374,004
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	152,000	150,758
Station Casinos LLC
4.50%, 2/15/2028 (a)	171,000	168,552
4.63%, 12/1/2031 (a)	171,000	161,831
6.63%, 3/15/2032 (a)	360,000	365,273
TKC Holdings, Inc.
8.50%, 8/15/2030 (a)	528,000	539,901
12.00%, 2/15/2031 (a)	119,000	123,887
Travel + Leisure Co.
6.00%, 4/1/2027 (g)	398,000	398,408
4.63%, 3/1/2030 (a)	114,000	109,641
6.13%, 9/1/2033 (a)	462,000	454,065
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	22,000	22,055
6.50%, 5/15/2032 (a)	417,000	424,830
Viking Cruises Ltd.
7.00%, 2/15/2029 (a)	684,000	686,655
9.13%, 7/15/2031 (a)	131,000	137,740
5.88%, 10/15/2033 (a)	524,000	525,049
Voyager Parent LLC 9.25%, 7/1/2032 (a)	735,000	779,438
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028 (a)	220,000	216,926
5.63%, 3/1/2033 (a)	72,000	70,978
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	185,000	183,618
7.13%, 2/15/2031 (a)	759,000	801,717
6.25%, 3/15/2033 (a)	93,000	93,330
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	35,000	34,510
3.63%, 3/15/2031	457,000	425,040
4.63%, 1/31/2032	744,000	714,471

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.38%, 4/1/2032	810,000	808,913
6.88%, 11/15/2037	152,000	166,951
		39,820,033
Household Durables — 1.9%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	153,000	158,108
Ashton Woods USA LLC
4.63%, 4/1/2030 (a)	438,000	415,557
6.88%, 8/1/2033 (a)	72,000	70,587
Beazer Homes USA, Inc.
5.88%, 10/15/2027	143,000	143,007
7.25%, 10/15/2029	242,000	245,950
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	423,000	423,330
5.00%, 6/15/2029 (a)	21,000	19,880
4.88%, 2/15/2030 (a)	158,000	146,061
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	338,000	202,868
Century Communities, Inc.
3.88%, 8/15/2029 (a)	375,000	354,084
6.63%, 9/15/2033 (a)	79,000	78,339
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	272,000	278,652
Empire Communities Corp. (Canada) 9.75%, 5/1/2029 (a)	192,000	197,183
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	202,000	198,312
K. Hovnanian Enterprises, Inc.
8.00%, 4/1/2031 (a)	18,000	18,194
8.38%, 10/1/2033 (a)	387,000	390,707
KB Home
6.88%, 6/15/2027	413,000	417,083
4.80%, 11/15/2029	5,000	4,905
4.00%, 6/15/2031	116,000	107,962
LGI Homes, Inc.
8.75%, 12/15/2028 (a)	10,000	10,368
4.00%, 7/15/2029 (a)	155,000	141,732
7.00%, 11/15/2032 (a)	343,000	330,888
M/I Homes, Inc. 4.95%, 2/1/2028	278,000	277,948
Mattamy Group Corp. (Canada)
4.63%, 3/1/2030 (a)	416,000	398,995
6.00%, 12/15/2033 (a)	24,000	22,909
Newell Brands, Inc.
6.38%, 9/15/2027	202,000	203,852
6.63%, 9/15/2029	481,000	481,218
6.63%, 5/15/2032	834,000	811,351
7.37%, 4/1/2036 (g)	122,000	117,283
7.50%, 4/1/2046 (g)	276,000	240,607
Risewell Homes, Inc. 9.25%, 10/1/2029 (a)	329,000	343,202
Shea Homes LP 4.75%, 2/15/2028	323,000	320,974
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	570,000	547,883

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
3.88%, 10/15/2031 (a)	91,000	83,303
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	109,000	113,223
Taylor Morrison Communities, Inc.
5.75%, 1/15/2028 (a)	10,000	10,097
5.13%, 8/1/2030 (a)	423,000	418,796
5.75%, 11/15/2032 (a)	176,000	176,854
TopBuild Corp. 4.13%, 2/15/2032 (a)	706,000	710,973
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	45,000	44,941
5.70%, 6/15/2028	217,000	218,621
Whirlpool Corp.
4.75%, 2/26/2029	481,000	454,478
6.13%, 6/15/2030	137,000	128,862
4.70%, 5/14/2032	17,000	14,027
5.50%, 3/1/2033	69,000	57,784
5.75%, 3/1/2034	157,000	130,031
5.15%, 3/1/2043	10,000	6,753
4.50%, 6/1/2046	416,000	264,933
4.60%, 5/15/2050	650,000	410,831
		11,364,486
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/2030	357,000	337,719
4.13%, 4/30/2031 (a)	158,000	148,226
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	338,000	333,973
4.38%, 3/31/2029 (a)	316,000	304,171
6.00%, 9/15/2033 (a)	79,000	75,303
Kronos Acquisition Holdings, Inc. (Canada)
8.25%, 6/30/2031 (a)	192,000	137,280
10.75%, 6/30/2032 (a)	301,000	96,320
		1,432,992
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 7.60%, 1/15/2055 (b)	194,000	197,834
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.95%, 7/15/2055 (b)	498,000	491,060
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	817,000	811,070
3.75%, 2/15/2031 (a)	25,000	23,298
3.75%, 1/15/2032 (a)	280,000	256,791
Talen Energy Supply LLC
6.25%, 2/1/2034 (a)	482,000	480,227
6.50%, 2/1/2036 (a)	632,000	635,564
TransAlta Corp. (Canada)
5.88%, 2/1/2034	298,000	294,648
6.50%, 3/15/2040	281,000	276,488
		3,466,980

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — 2.9%
Acrisure LLC
8.25%, 2/1/2029 (a)	819,000	808,077
4.25%, 2/15/2029 (a)	322,000	304,589
8.50%, 6/15/2029 (a)	330,000	325,455
7.50%, 11/6/2030 (a)	177,000	176,782
6.75%, 7/1/2032 (a)	13,000	12,553
Alliant Holdings Intermediate LLC
6.75%, 4/15/2028 (a)	884,000	891,974
7.00%, 1/15/2031 (a)	925,000	938,955
6.50%, 10/1/2031 (a)	764,000	765,785
American National Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.18%), 7.00%, 12/1/2055 (b)	89,000	87,573
AmWINS Group, Inc. 6.38%, 2/15/2029 (a)	619,000	626,196
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. 7.50%, 7/15/2033 (a)	157,000	152,295
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	306,000	307,147
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	1,046,000	1,054,903
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	271,000	264,280
Asurion LLC
8.00%, 12/31/2032 (a)	1,381,000	1,440,090
8.38%, 2/1/2034 (a)	1,315,000	1,285,211
Baldwin Insurance Group Holdings LLC 7.13%, 5/15/2031 (a)	258,000	259,063
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	314,000	310,402
CRC Insurance Group LLC 7.13%, 6/1/2031 (a)	1,272,000	1,275,581
Global Atlantic Fin Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.95%, 10/15/2054 (a) (b)	75,000	75,464
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 7.25%, 3/1/2056 (a) (b)	400,000	397,658
Howden UK Refinance plc (United Kingdom)
7.25%, 2/15/2031 (a)	680,000	673,885
8.13%, 2/15/2032 (a)	241,000	222,875
HUB International Ltd.
5.63%, 12/1/2029 (a)	241,000	237,417
7.25%, 6/15/2030 (a)	1,305,000	1,339,516
7.38%, 1/31/2032 (a)	797,000	816,479
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 3/15/2030 (a)	551,000	562,058
6.88%, 10/1/2033 (a)	207,000	193,027
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	653,000	415,500
Nassau Cos. of New York (The) 7.88%, 7/15/2030 (a)	129,000	123,605
Pelagos Insurance Capital Ltd. (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.28%), 7.75%, 6/15/2055 (b)	235,000	246,861
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	640,000	635,722
USI, Inc. 7.50%, 1/15/2032 (a)	266,000	270,802
Wilton RE Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 6.00%, 10/22/2030 (a) (b) (d) (e)	173,000	167,407
		17,665,187
Interactive Media & Services — 0.2%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	161,000	157,941

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
Snap, Inc.
6.88%, 3/1/2033 (a)	585,000	579,856
6.88%, 3/15/2034 (a)	255,000	251,023
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	186,000	176,668
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	251,000	173,211
		1,338,699
IT Services — 1.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	162,000	162,274
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	216,000	226,312
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	608,000	589,764
Cogent Communications Group LLC
7.00%, 6/15/2027 (a)	234,000	233,732
6.50%, 7/1/2032 (a)	378,000	348,663
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	207,000	178,322
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	1,389,000	1,417,096
9.00%, 2/1/2031 (a)	1,081,000	1,096,047
9.75%, 10/1/2031 (a)	207,000	213,515
Everforth, Inc. 4.63%, 5/15/2028 (a)	239,000	221,326
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	319,000	322,475
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	586,000	551,491
ION Platform Finance US, Inc.
5.00%, 5/1/2028 (a)	73,000	68,297
8.75%, 5/1/2029 (a)	23,000	21,218
9.50%, 5/30/2029 (a)	682,000	637,936
9.00%, 8/1/2029 (a)	597,000	549,502
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/2029 (a)	102,000	56,100
Twilio, Inc. 3.88%, 3/15/2031	419,000	393,883
Unisys Corp. 10.63%, 1/15/2031 (a)	286,000	278,890
Virtusa Corp. 7.13%, 12/15/2028 (a)	142,000	118,559
		7,685,402
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	209,000	205,038
3.75%, 3/15/2029 (a)	14,000	13,412
4.00%, 3/15/2031 (a)	411,000	384,891
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	199,000	200,569
		803,910
Machinery — 1.0%
Amsted Industries, Inc.
4.63%, 5/15/2030 (a)	100,000	97,064
6.38%, 3/15/2033 (a)	278,000	282,587
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	142,000	138,181
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	323,000	334,475
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	495,000	512,453

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
9.50%, 1/1/2031 (a)	297,000	312,186
Columbus McKinnon Corp. 7.13%, 2/1/2033 (a)	369,000	373,945
Enpro, Inc. 6.13%, 6/1/2033 (a)	184,000	187,331
Esab Corp.
6.25%, 4/15/2029 (a)	424,000	431,657
5.63%, 4/1/2031 (a)	96,000	96,476
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	372,000	257,141
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a)	38,000	30,291
Lsf12 Helix Parent LLC 7.13%, 2/1/2033 (a)	330,000	323,371
Manitowoc Co., Inc. (The) 9.25%, 10/1/2031 (a)	136,000	145,960
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	203,000	212,397
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	182,000	175,814
New Flyer Holdings, Inc. (Canada) 9.25%, 7/1/2030 (a)	235,000	252,171
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	157,000	164,690
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	202,000	197,619
Terex Corp.
5.00%, 5/15/2029 (a)	389,000	385,612
6.25%, 10/15/2032 (a)	169,000	171,589
Titan International, Inc. 7.00%, 4/30/2028	330,000	329,729
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	252,000	258,317
Wabash National Corp. 4.50%, 10/15/2028 (a)	180,000	153,081
		5,824,137
Marine Transportation — 0.1%
Danaos Corp. (Greece) 6.88%, 10/15/2032 (a)	281,000	289,875
Media — 7.1%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (a)	227,339	188,976
AMC Global Media, Inc.
4.25%, 2/15/2029	155,000	137,454
10.50%, 7/15/2032 (a)	496,000	513,419
Cable One, Inc. 4.00%, 11/15/2030 (a)	245,000	156,525
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029 (a)	843,000	845,966
7.88%, 4/1/2030 (a)	656,000	683,516
7.13%, 2/15/2031 (a)	188,000	194,333
7.50%, 3/15/2033 (a)	260,000	272,799
CMG Media Corp. 8.88%, 6/18/2029 (a)	245,000	196,666
CSC Holdings LLC
5.50%, 4/15/2027 (a)	200,000	144,016
5.38%, 2/1/2028 (a)	943,000	598,484
11.75%, 1/31/2029 (a)	404,000	255,180
6.50%, 2/1/2029 (a)	1,603,000	941,968
5.75%, 1/15/2030 (a)	1,353,000	346,260
4.13%, 12/1/2030 (a)	599,000	341,428
4.63%, 12/1/2030 (a)	651,000	166,252
5.00%, 11/15/2031 (a)	867,000	203,745
Directv Financing LLC
5.88%, 8/15/2027 (a)	588,000	589,592

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
10.00%, 2/15/2031 (a)	1,316,000	1,376,924
9.25%, 6/1/2032 (a)	620,000	636,510
Discovery Communications LLC 3.63%, 5/15/2030	893,000	839,420
DISH DBS Corp.
5.25%, 12/1/2026 (a)	62,000	61,768
7.38%, 7/1/2028	414,000	401,363
5.75%, 12/1/2028 (a)	1,126,000	1,104,994
5.13%, 6/1/2029	622,000	562,945
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,095,000	1,128,266
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	469,000	449,955
EchoStar Corp.
10.75%, 11/30/2029	2,220,000	2,412,563
6.75% (Cash), 11/30/2030 (c)	957,602	978,128
EW Scripps Co. (The) 9.88%, 8/15/2030 (a)	99,000	94,519
Gray Media, Inc.
10.50%, 7/15/2029 (a)	640,000	677,521
4.75%, 10/15/2030 (a)	436,000	330,292
5.38%, 11/15/2031 (a)	1,012,000	726,191
9.63%, 7/15/2032 (a)	26,000	25,644
7.25%, 8/15/2033 (a)	127,000	125,886
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	262,846	254,778
10.88%, 5/1/2030 (a)	613,291	521,170
7.75%, 8/15/2030 (a)	82,000	75,298
Lamar Media Corp.
3.75%, 2/15/2028	689,000	675,679
4.88%, 1/15/2029	8,000	7,937
4.00%, 2/15/2030	246,000	236,221
3.63%, 1/15/2031	73,000	68,302
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027 (a)	646,000	408,220
5.13%, 7/15/2029 (a)	235,000	145,700
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	520,000	516,974
8.00%, 8/1/2029 (a)	5,000	5,019
7.38%, 9/1/2031 (a)	330,000	336,982
Midcontinent Communications 8.00%, 8/15/2032 (a)	266,000	251,212
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	1,337,000	1,366,821
10.38%, 5/15/2031 (a)	103,000	107,602
9.50%, 2/15/2033 (a)	757,000	774,375
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	323,000	317,956
6.50%, 9/15/2033 (a)	1,659,000	1,672,219
7.25%, 4/15/2034 (a)	524,000	527,298
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	13,000	12,992
4.25%, 1/15/2029 (a)	593,000	578,741

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.63%, 3/15/2030 (a)	285,000	276,942
Paramount Global
3.70%, 6/1/2028	39,000	37,705
4.20%, 6/1/2029	590,000	562,793
7.88%, 7/30/2030	31,000	32,543
4.20%, 5/19/2032	1,104,000	955,960
5.50%, 5/15/2033	839,000	751,580
5.90%, 10/15/2040	559,000	424,920
4.38%, 3/15/2043	1,454,000	930,624
5.25%, 4/1/2044	372,000	250,280
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (b)	89,000	75,539
Radiate Holdco LLC
6.25% (Blend (Cash 4.75% + PIK 1.50%)), 9/25/2029 ‡ (a) (c)	229,780	184,226
9.25% (Blend (Cash 6.00% + PIK 3.25%)), 3/25/2030 (a) (c)	298,639	241,288
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	355,000	328,948
5.38%, 1/15/2031 (a)	263,000	184,558
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	18,000	15,908
8.13%, 2/15/2033 (a)	586,000	602,115
9.75%, 2/15/2033 (a)	320,000	358,000
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	983,000	981,526
4.00%, 7/15/2028 (a)	585,000	569,879
5.50%, 7/1/2029 (a)	785,000	781,929
4.13%, 7/1/2030 (a)	496,000	467,576
3.88%, 9/1/2031 (a)	38,000	34,615
5.88%, 4/15/2032 (a)	636,000	633,078
Stagwell Global LLC 5.63%, 8/15/2029 (a)	450,000	437,982
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	572,000	541,581
Univision Communications, Inc.
4.50%, 5/1/2029 (a)	126,000	119,760
7.38%, 6/30/2030 (a)	492,000	489,913
8.50%, 7/31/2031 (a)	1,091,000	1,098,341
8.88%, 4/15/2033 (a)	835,000	831,815
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	324,000	336,628
Virgin Media O2 Vendor Financing Notes VI DAC (Ireland) 8.50%, 3/15/2033 (a)	378,000	326,163
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	919,000	797,884
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	427,000	372,619
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	414,000	387,130
		42,993,312
Metals & Mining — 2.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	621,000	648,186
Algoma Steel, Inc. (Canada) 9.13%, 4/15/2029 (a)	159,000	154,613
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	330,000	337,322
Arsenal AIC Parent LLC
8.00%, 10/1/2030 (a)	196,000	205,366

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
11.50%, 10/1/2031 (a)	65,000	70,176
Century Aluminum Co. 6.88%, 8/1/2032 (a)	176,000	183,300
Champion Iron Canada, Inc. (Canada) 7.88%, 7/15/2032 (a)	217,000	227,157
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	10,000	9,691
6.75%, 4/15/2030 (a)	615,000	618,053
4.88%, 3/1/2031 (a)	340,000	316,123
7.50%, 9/15/2031 (a)	268,000	276,684
7.00%, 3/15/2032 (a)	401,000	405,395
7.38%, 5/1/2033 (a)	659,000	676,843
7.63%, 1/15/2034 (a)	442,000	454,879
Coeur Mining, Inc.
5.13%, 2/15/2029 (a)	129,000	128,036
6.88%, 4/1/2032 (a)	161,000	166,767
Commercial Metals Co.
4.13%, 1/15/2030	11,000	10,563
3.88%, 2/15/2031	23,000	21,474
4.38%, 3/15/2032	662,000	623,699
5.75%, 11/15/2033 (a)	23,000	23,017
6.00%, 12/15/2035 (a)	512,000	512,956
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	98,000	103,298
Constellium SE
5.63%, 6/15/2028 (a)	322,000	322,260
3.75%, 4/15/2029 (a)	263,000	253,487
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	202,000	201,556
Fortescue Treasury Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	313,000	311,402
5.88%, 4/15/2030 (a)	398,000	404,851
4.38%, 4/1/2031 (a)	186,000	177,571
6.13%, 4/15/2032 (a)	257,000	266,098
Hudbay Minerals, Inc. (Canada) 6.13%, 4/1/2029 (a)	220,000	221,546
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	10,000	10,005
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	258,000	276,061
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	142,000	149,952
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	448,000	429,505
Mineral Resources Ltd. (Australia)
9.25%, 10/1/2028 (a)	282,000	292,500
8.50%, 5/1/2030 (a)	67,000	69,178
7.00%, 4/1/2031 (a)	862,000	896,105
6.25%, 5/1/2034 (a)	60,000	59,645
Novelis Corp.
4.75%, 1/30/2030 (a)	1,472,000	1,417,919
3.88%, 8/15/2031 (a)	97,000	88,225
6.38%, 8/15/2033 (a)	42,000	42,409
Perenti Finance Pty. Ltd. (Australia) 7.50%, 4/26/2029 (a)	249,000	256,532
PLS Group Ltd. (Australia) 6.88%, 5/1/2031 (a)	213,000	218,518
Skeena Resources Ltd. (Canada) 8.50%, 4/1/2031 (a)	311,000	326,728
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	219,000	209,385

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Taseko Mines Ltd. (Canada) 8.25%, 5/1/2030 (a)	217,000	226,610
TMS International Corp. 6.25%, 4/15/2029 (a)	140,000	137,008
United States Steel Corp.
6.88%, 3/1/2029	73,000	73,286
6.65%, 6/1/2037	229,000	233,772
		13,745,712
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	202,000	201,840
Arbor Realty SR, Inc.
8.50%, 12/15/2028 (a)	51,000	50,503
7.88%, 7/15/2030 (a)	324,000	304,279
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	198,000	205,490
Rithm Capital Corp.
8.00%, 4/1/2029 (a)	271,000	271,742
8.00%, 7/15/2030 (a)	243,000	241,192
8.50%, 6/1/2031 (a)	39,000	38,930
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	317,000	316,325
4.38%, 1/15/2027 (a)	464,000	462,465
5.25%, 10/15/2028 (a)	244,000	243,365
6.00%, 4/15/2030 (a)	63,000	63,545
6.50%, 7/1/2030 (a)	162,000	165,824
5.75%, 1/15/2031 (a)	26,000	25,994
6.13%, 6/1/2031 (a)	243,000	245,689
		2,837,183
Multi-Utilities — 0.1%
Puget Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.96%), 7.00%, 9/15/2056 (a) (b)	25,000	25,244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 7.25%, 9/15/2056 (a) (b)	358,000	362,107
		387,351
Office REITs — 0.2%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	483,000	471,318
8.30%, 3/15/2028 (g)	78,000	80,925
8.88%, 4/12/2029	69,000	72,780
4.55%, 10/1/2029	211,000	197,900
Hudson Pacific Properties LP
3.95%, 11/1/2027	97,000	94,245
5.95%, 2/15/2028	340,000	336,771
4.65%, 4/1/2029	230,000	216,062
		1,470,001
Oil, Gas & Consumable Fuels — 8.8%
Aethon United BR LP 7.50%, 10/1/2029 (a)	404,000	421,413
Alliance Resource Operating Partners LP 8.63%, 6/15/2029 (a)	161,000	168,230
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	848,000	848,246

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 6/15/2029 (a)	190,000	189,870
5.75%, 10/15/2033 (a)	291,000	287,943
5.75%, 7/1/2034 (a)	25,000	24,700
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	378,000	377,495
6.63%, 10/15/2032 (a)	401,000	411,528
6.63%, 7/15/2033 (a)	50,000	51,235
BKV Upstream Midstream LLC 7.50%, 10/15/2030 (a)	74,000	74,977
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	351,000	360,966
7.25%, 7/15/2032 (a)	54,000	56,135
Breakwater Energy Holdings Sarl (Luxembourg) 9.25%, 11/15/2030 (a)	250,000	265,725
Buckeye Partners LP
4.13%, 12/1/2027	530,000	522,451
4.50%, 3/1/2028 (a)	205,000	202,838
6.88%, 7/1/2029 (a)	43,000	44,331
5.85%, 11/15/2043	312,000	284,011
5.60%, 10/15/2044	42,000	37,068
California Resources Corp.
8.25%, 6/15/2029 (a)	366,000	381,855
7.00%, 1/15/2034 (a)	174,000	175,404
Calumet Specialty Products Partners LP
9.75%, 7/15/2028 (a)	218,000	222,899
9.75%, 2/15/2031 (a)	139,000	147,168
Caturus Energy LLC
8.50%, 2/15/2030 (a)	250,000	261,842
7.13%, 5/15/2031 (a)	51,000	50,937
Chord Energy Corp.
6.00%, 10/1/2030 (a)	20,000	20,249
6.75%, 3/15/2033 (a)	598,000	613,968
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	170,000	164,125
CNX Resources Corp.
7.38%, 1/15/2031 (a)	487,000	499,867
7.25%, 3/1/2032 (a)	87,000	89,918
5.88%, 3/1/2034 (a)	187,000	184,081
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	266,000	261,679
5.88%, 1/15/2030 (a)	810,000	765,547
Coronado Finance Pty. Ltd. (Australia) 9.25%, 10/1/2029 (a)	349,000	318,030
CQP Holdco LP 5.50%, 6/15/2031 (a)	903,000	889,070
Crescent Energy Finance LLC
7.75%, 7/31/2029 (a)	439,000	440,646
9.75%, 10/15/2030 (a)	15,000	15,984
7.63%, 4/1/2032 (a)	193,000	198,068
7.38%, 1/15/2033 (a)	940,000	955,205
8.38%, 1/15/2034 (a)	43,000	45,105
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	132,000	131,600

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.50%, 2/15/2031 (a)	47,000	47,528
7.88%, 2/15/2034 (a)	228,000	228,755
DBR Land Holdings LLC 6.25%, 12/1/2030 (a)	202,000	205,141
Delek Logistics Partners LP
7.13%, 6/1/2028 (a)	122,000	121,971
8.63%, 3/15/2029 (a)	517,000	538,226
7.38%, 6/30/2033 (a)	10,000	10,325
6.88%, 6/1/2034 (a)	232,000	235,281
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (b)	718,000	763,867
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (b)	577,000	595,179
EnQuest plc (United Kingdom) 9.88%, 4/30/2031 (a)	200,000	205,890
Excelerate Energy LP 8.00%, 5/15/2030 (a)	336,000	355,766
Genesis Energy LP
8.25%, 1/15/2029	63,000	65,380
8.88%, 4/15/2030	271,000	283,669
7.88%, 5/15/2032	519,000	539,733
8.00%, 5/15/2033	187,000	196,139
6.75%, 3/15/2034	261,000	262,007
Global Partners LP
6.88%, 1/15/2029	34,000	34,335
8.25%, 1/15/2032 (a)	461,000	483,801
Golar LNG Ltd. (Cameroon) 7.50%, 10/2/2030 (a)	200,000	203,748
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	273,000	280,105
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	318,000	330,413
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	33,000	33,331
5.13%, 6/15/2028 (a)	791,000	789,567
6.50%, 6/1/2029 (a)	374,000	383,582
5.50%, 10/15/2030 (a)	71,000	70,907
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	529,000	531,125
6.00%, 4/15/2030 (a)	16,000	15,907
6.25%, 4/15/2032 (a)	1,058,000	1,041,858
6.88%, 5/15/2034 (a)	141,000	141,071
7.25%, 2/15/2035 (a)	310,000	314,502
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	237,000	244,979
6.63%, 1/15/2034 (a)	308,000	311,623
Infinity Natural Resources LLC 7.63%, 4/1/2031 (a)	88,000	88,893
Ithaca Energy North Sea plc (United Kingdom) 8.13%, 10/15/2029 (a)	361,000	375,913
ITT Holdings LLC 6.50%, 8/1/2029 (a)	511,000	507,838
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	706,000	720,938
5.88%, 6/15/2030 (a)	115,000	115,576
Kraken Oil & Gas Partners LLC
7.63%, 8/15/2029 (a)	202,000	205,045
7.13%, 5/15/2031 (a)	39,000	38,777

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Magnolia Oil & Gas Operating LLC 6.88%, 12/1/2032 (a)	168,000	173,675
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	101,000	103,560
Matador Resources Co.
6.50%, 4/15/2032 (a)	220,000	222,935
6.25%, 4/15/2033 (a)	64,000	64,353
6.00%, 4/15/2034 (a)	710,000	701,526
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	306,000	311,330
Murphy Oil Corp.
6.00%, 10/1/2032	819,000	823,988
5.87%, 12/1/2042 (g)	62,000	54,483
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	254,000	263,919
8.38%, 2/15/2032 (a)	639,000	671,389
Northern Oil & Gas, Inc. 7.88%, 10/15/2033 (a)	505,000	512,593
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	262,000	266,495
NuStar Logistics LP
5.63%, 4/28/2027	11,000	11,033
6.38%, 10/1/2030	447,000	464,120
PBF Holding Co. LLC
6.00%, 2/15/2028	5,000	5,002
9.88%, 3/15/2030 (a)	142,000	151,816
7.88%, 9/15/2030 (a)	711,000	728,130
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	164,000	170,945
Range Resources Corp. 4.75%, 2/15/2030 (a)	443,000	433,526
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (a)	273,000	267,493
6.75%, 3/15/2033 (a)	32,000	33,274
6.88%, 4/15/2040 (a)	596,000	609,485
Saturn Oil & Gas, Inc. (Canada) 9.63%, 6/15/2029 (a)	230,000	240,922
SM Energy Co.
6.50%, 7/15/2028	562,000	562,785
8.63%, 11/1/2030 (a)	254,000	268,530
8.75%, 7/1/2031 (a)	1,100,000	1,151,514
7.00%, 8/1/2032 (a)	320,000	327,813
9.63%, 6/15/2033 (a)	399,000	444,110
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.50%, 3/1/2055 (b)	110,000	117,397
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.95%), 7.63%, 3/1/2055 (b)	353,000	368,901
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	376,000	392,164
Sunoco LP
5.88%, 7/15/2027 (a)	174,000	174,247
5.88%, 3/15/2028	26,000	26,062
7.00%, 9/15/2028 (a)	207,000	211,845
4.50%, 5/15/2029	898,000	880,039
4.50%, 10/1/2029 (a)	310,000	301,767
4.50%, 4/30/2030	453,000	440,094
4.63%, 5/1/2030 (a)	789,000	765,567
5.63%, 3/15/2031 (a)	15,000	15,019

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.25%, 5/1/2032 (a)	39,000	40,751
6.63%, 8/15/2032 (a)	58,000	59,218
6.25%, 7/1/2033 (a)	302,000	307,113
5.88%, 3/15/2034 (a)	847,000	841,941
5.63%, 7/15/2034 (a)	331,000	326,010
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	84,000	83,992
7.38%, 2/15/2029 (a)	240,000	247,776
6.00%, 12/31/2030 (a)	300,000	301,855
6.00%, 9/1/2031 (a)	156,000	156,030
6.75%, 3/15/2034 (a)	642,000	655,980
Talos Production, Inc.
9.00%, 2/1/2029 (a)	355,000	370,714
9.38%, 2/1/2031 (a)	161,000	170,844
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	143,000	143,283
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	382,000	379,830
4.75%, 1/15/2030 (a)	204,000	196,992
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	302,000	297,491
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	217,000	223,883
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	610,000	584,441
6.25%, 1/15/2030 (a)	478,000	491,714
4.13%, 8/15/2031 (a)	305,000	286,211
3.88%, 11/1/2033 (a)	783,000	697,981
6.00%, 5/1/2036 (a)	113,000	114,271
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a)	2,315,000	2,520,445
7.00%, 1/15/2030 (a)	500,000	512,880
8.38%, 6/1/2031 (a)	1,472,000	1,531,747
9.88%, 2/1/2032 (a)	190,000	203,151
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	24,000	24,652
7.50%, 5/1/2033 (a)	1,206,000	1,330,933
6.50%, 1/15/2034 (a)	21,000	21,956
6.50%, 6/15/2034 (a)	29,000	30,265
7.75%, 5/1/2035 (a)	1,089,000	1,222,260
6.75%, 1/15/2036 (a)	1,462,000	1,550,635
Vermilion Energy, Inc. (Canada) 7.25%, 2/15/2033 (a)	336,000	338,100
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	244,000	250,576
		53,630,867
Paper & Forest Products — 0.2%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	108,000	87,559
Domtar Corp. 6.75%, 10/1/2028 (a)	276,000	204,979
Magnera Corp.
4.75%, 11/15/2029 (a)	27,000	25,275

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Paper & Forest Products — continued
7.25%, 11/15/2031 (a)	514,000	496,499
Mercer International, Inc. (Germany) 5.13%, 2/1/2029	534,000	254,555
		1,068,867
Passenger Airlines — 0.8%
Alaska Airlines, Inc. 6.50%, 6/1/2031 (a)	294,000	292,191
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	163,000	163,657
American Airlines, Inc.
7.25%, 2/15/2028 (a)	864,000	876,474
5.75%, 4/20/2029 (a)	659,009	658,278
CHC Group LLC 11.75%, 9/1/2030 (a)	223,000	188,843
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	766,000	704,599
OneSky Flight LLC 8.88%, 12/15/2029 (a)	225,000	237,322
United Airlines Holdings, Inc. 5.38%, 3/1/2031	826,000	816,928
VistaJet Malta Finance plc (Switzerland) 6.38%, 2/1/2030 (a)	855,000	779,831
		4,718,123
Personal Care Products — 0.3%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	356,000	353,304
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	162,000	161,426
4.13%, 4/1/2029 (a)	370,000	353,616
Opal Bidco SAS (France) 6.50%, 3/31/2032 (a)	271,000	275,482
Perrigo Finance Unlimited Co.
5.15%, 6/15/2030 (g)	457,000	438,157
6.13%, 9/30/2032	139,000	132,687
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	437,000	401,059
		2,115,731
Pharmaceuticals — 1.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,351,000	2,406,994
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	259,000	268,288
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	469,000	465,453
Bausch Health Cos., Inc. (Canada)
5.00%, 1/30/2028 (a)	501,000	422,092
5.25%, 1/30/2030 (a)	317,000	194,651
14.00%, 10/15/2030 (a)	680,000	647,060
5.25%, 2/15/2031 (a)	269,000	152,238
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (g)	299,000	306,792
Endo Finance Holdings LP 8.50%, 4/15/2031 (a)	410,000	436,984
Harrow, Inc. 8.63%, 9/15/2030 (a)	121,000	122,502
HLF Financing Sarl LLC 7.75%, 5/1/2033 (a)	333,000	336,328
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	291,000	273,095
Jazz Securities DAC 4.38%, 1/15/2029 (a)	737,000	723,460
Organon & Co.
4.13%, 4/30/2028 (a)	720,000	711,213
6.75%, 5/15/2034 (a)	514,000	548,319
7.88%, 5/15/2034 (a)	581,000	623,610
		8,639,079

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — 0.5%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	420,000	434,756
AMN Healthcare, Inc. 4.00%, 4/15/2029 (a)	310,000	299,271
CACI International, Inc. 6.38%, 6/15/2033 (a)	496,000	507,270
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	306,000	300,504
KBR, Inc. 4.75%, 9/30/2028 (a)	116,000	114,545
Korn Ferry 4.63%, 12/15/2027 (a)	178,000	176,656
Science Applications International Corp.
4.88%, 4/1/2028 (a)	261,000	258,988
5.88%, 11/1/2033 (a)	119,000	117,499
TriNet Group, Inc.
3.50%, 3/1/2029 (a)	96,000	89,747
7.13%, 8/15/2031 (a)	276,000	277,734
VT Topco, Inc. 8.50%, 8/15/2030 (a)	202,000	207,447
		2,784,417
Real Estate Management & Development — 0.8%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	55,000	54,272
5.25%, 4/15/2030 (a)	282,000	270,868
7.00%, 4/15/2030 (a)	575,000	579,954
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028 (a)	233,000	233,185
8.88%, 9/1/2031 (a)	166,000	175,094
Five Point Operating Co. LP 8.00%, 10/1/2030 (a)	182,000	186,645
Forestar Group, Inc.
5.00%, 3/1/2028 (a)	134,000	133,575
6.50%, 3/15/2033 (a)	206,000	206,807
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	161,000	167,303
Howard Hughes Corp. (The)
4.13%, 2/1/2029 (a)	469,000	452,924
4.38%, 2/1/2031 (a)	312,000	293,255
5.88%, 3/1/2032 (a)	11,000	10,808
6.13%, 3/1/2034 (a)	167,000	163,177
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	258,000	253,637
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	604,000	602,642
5.00%, 3/1/2031	165,000	166,321
7.25%, 6/1/2033 (a)	718,000	729,912
Newmark Group, Inc. 7.50%, 1/12/2029	192,000	201,120
		4,881,499
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	202,000	202,927
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	324,000	343,845
Entegris, Inc.
4.38%, 4/15/2028 (a)	255,000	251,434
4.75%, 4/15/2029 (a)	1,040,000	1,033,167
5.95%, 6/15/2030 (a)	41,000	41,423
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	283,000	276,110

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	68,000	68,443
6.25%, 8/15/2033 (a)	653,000	665,880
Synaptics, Inc. 4.00%, 6/15/2029 (a)	179,000	171,488
		3,054,717
Software — 2.8%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	948,000	913,824
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	353,000	347,376
Central Parent, Inc. 7.25%, 6/15/2029 (a)	571,000	296,920
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	1,811,000	1,797,152
9.00%, 9/30/2029 (a)	975,000	963,418
8.25%, 6/30/2032 (a)	977,000	959,178
6.63%, 8/15/2033 (a)	614,000	558,856
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	147,000	147,203
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	89,000	73,129
Elastic NV 4.13%, 7/15/2029 (a)	249,000	238,424
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	283,000	279,244
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	1,094,000	1,071,000
6.00%, 5/15/2033 (a)	285,000	282,236
6.25%, 9/15/2034 (a)	26,000	25,791
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	590,000	593,400
7.13%, 9/30/2030 (a)	90,000	91,708
6.25%, 4/1/2033 (a)	331,000	329,746
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	474,000	106,650
McAfee Corp. 7.38%, 2/15/2030 (a)	699,000	597,726
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	302,000	296,829
5.13%, 4/15/2029 (a)	129,000	126,304
OAK-Eagle Acquireco, Inc.
7.25%, 7/1/2033 (a)	591,000	616,322
8.75%, 7/1/2034 (a)	1,606,000	1,697,299
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	673,000	652,912
3.88%, 12/1/2029 (a)	306,000	280,879
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	118,000	108,421
4.13%, 12/1/2031 (a)	276,000	240,899
Pagaya US Holdings Co. LLC 8.88%, 8/1/2030 (a)	233,000	182,322
PTC, Inc. 4.00%, 2/15/2028 (a)	202,000	198,584
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	140,000	118,290
RingCentral, Inc. 8.50%, 8/15/2030 (a)	133,000	139,461
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	22,000	22,190
6.50%, 2/15/2029 (a)	562,000	525,658

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	147,000	147,011
6.50%, 6/1/2032 (a)	965,000	973,593
UKG, Inc. 6.88%, 2/1/2031 (a)	1,022,000	1,004,342
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	291,000	228,110
		17,232,407
Specialized REITs — 0.8%
Iron Mountain, Inc.
7.00%, 2/15/2029 (a)	203,000	207,229
4.88%, 9/15/2029 (a)	232,000	227,951
5.25%, 7/15/2030 (a)	1,189,000	1,176,148
4.50%, 2/15/2031 (a)	855,000	816,529
5.63%, 7/15/2032 (a)	628,000	622,048
6.25%, 1/15/2033 (a)	425,000	431,605
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	365,000	370,026
6.25%, 9/15/2032 (a)	465,000	467,099
SBA Communications Corp. 3.13%, 2/1/2029	605,000	580,234
		4,898,869
Specialty Retail — 2.9%
Academy Ltd. 5.88%, 5/15/2031 (a)	125,000	125,772
Advance Auto Parts, Inc.
1.75%, 10/1/2027	658,000	629,965
5.95%, 3/9/2028	73,000	73,874
3.90%, 4/15/2030	98,000	91,514
7.00%, 8/1/2030 (a)	67,000	68,841
3.50%, 3/15/2032	346,000	303,473
7.38%, 8/1/2033 (a)	240,000	249,662
Arko Corp. 5.13%, 11/15/2029 (a)	182,000	167,059
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	639,000	620,622
5.00%, 2/15/2032 (a)	304,000	290,215
Bath & Body Works, Inc.
5.25%, 2/1/2028	52,000	52,140
7.50%, 6/15/2029	301,000	305,522
6.63%, 10/1/2030 (a)	63,000	64,112
6.88%, 11/1/2035	172,000	172,085
6.75%, 7/1/2036	833,000	821,984
Carvana Co.
9.00% (Cash), 6/1/2030 (a) (c)	116,800	121,139
9.00% (Cash), 6/1/2031 (a) (c)	1,470,556	1,625,316
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	284,000	297,457
EG Global Finance plc (United Kingdom) 12.00%, 11/30/2028 (a)	305,000	325,436
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (h)	27,437	—
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	202,000	189,100
3.88%, 10/1/2031 (a)	427,000	388,005

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Global Auto Holdings Ltd. (United Kingdom)
11.50%, 8/15/2029 (a)	291,000	301,217
8.75%, 1/15/2032 (a)	444,000	416,973
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	523,000	508,806
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	162,000	160,303
LBM Acquisition LLC
6.25%, 1/15/2029 (a)	311,000	191,585
9.50%, 6/15/2031 (a)	379,000	317,338
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	205,000	200,119
8.25%, 8/1/2031 (a)	525,000	547,858
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	88,000	87,559
3.88%, 6/1/2029 (a)	624,000	598,087
5.50%, 10/1/2030 (a)	117,000	116,003
4.38%, 1/15/2031 (a)	146,000	138,366
Men's Wearhouse LLC (The) 9.00%, 2/1/2031 (a)	155,000	163,090
Michaels Cos., Inc. (The)
8.50%, 3/15/2033 (a)	1,072,000	1,046,587
11.00%, 3/15/2034 (a)	112,000	105,894
Murphy Oil USA, Inc.
4.75%, 9/15/2029	182,000	178,956
3.75%, 2/15/2031 (a)	351,000	327,059
Park River Holdings, Inc.
8.75%, 12/31/2030 (a)	475,285	460,421
8.00%, 3/15/2031 (a)	100,000	101,254
Penske Automotive Group, Inc. 3.75%, 6/15/2029	218,000	208,935
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	71,000	71,120
PetSmart LLC 7.50%, 9/15/2032 (a)	1,162,000	1,170,864
Sally Holdings LLC 6.75%, 4/1/2032	258,000	265,156
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	5,000	4,901
4.88%, 11/15/2031 (a)	465,000	445,054
Specialty Building Products Holdings LLC 7.75%, 10/15/2029 (a)	224,000	206,912
Staples, Inc.
10.75%, 9/1/2029 (a)	862,000	820,091
12.75%, 1/15/2030 (a)	521,520	399,193
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	181,000	179,133
Valvoline, Inc. 3.63%, 6/15/2031 (a)	233,000	212,564
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	259,000	249,996
Victra Holdings LLC 8.75%, 9/15/2029 (a)	244,000	252,368
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a)	220,000	219,251
		17,656,306
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	383,000	400,685
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	582,000	570,423

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
9.63%, 12/1/2032 (a)	318,000	353,224
5.75%, 12/1/2034 (a)	288,000	292,931
Xerox Corp. 10.25%, 10/15/2030 (a)	502,000	439,452
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	24,000	13,920
8.88%, 11/30/2029 (a)	608,000	273,600
		2,344,235
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC 10.75% (PIK), 7/15/2033 (a) (c)	1,217,641	1,302,191
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	203,000	212,789
Crocs, Inc.
4.25%, 3/15/2029 (a)	199,000	192,886
4.13%, 8/15/2031 (a)	123,000	114,545
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	178,000	169,878
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	202,000	185,961
Under Armour, Inc. 7.25%, 7/15/2030 (a)	161,000	163,243
VF Corp.
2.80%, 4/23/2027	82,000	80,251
2.95%, 4/23/2030	21,000	19,010
6.00%, 10/15/2033	234,000	232,292
6.45%, 11/1/2037	191,000	182,827
William Carter Co. (The) 7.38%, 2/15/2031 (a)	92,000	95,035
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	287,000	270,367
		3,221,275
Tobacco — 0.0% ^
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	119,000	123,564
Trading Companies & Distributors — 1.9%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	202,000	192,855
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	136,000	133,282
Boise Cascade Co. 4.88%, 7/1/2030 (a)	162,000	159,025
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	380,000	394,283
8.63%, 5/15/2032 (a)	71,000	74,614
8.00%, 3/15/2033 (a)	444,000	461,762
FTAI Aviation Investors LLC
5.50%, 5/1/2028 (a)	328,000	327,622
7.88%, 12/1/2030 (a)	176,000	184,623
7.00%, 5/1/2031 (a)	645,000	668,644
7.00%, 6/15/2032 (a)	293,000	302,717
5.88%, 4/15/2033 (a)	33,000	32,785
Herc Holdings, Inc.
6.63%, 6/15/2029 (a)	276,000	282,744
7.00%, 6/15/2030 (a)	759,000	788,656
5.75%, 3/15/2031 (a)	25,000	24,997
7.25%, 6/15/2033 (a)	865,000	902,314
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	929,000	946,609

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
United Rentals North America, Inc.
4.88%, 1/15/2028	312,000	312,065
5.25%, 1/15/2030	708,000	708,164
4.00%, 7/15/2030	521,000	497,859
3.75%, 1/15/2032	901,000	833,322
5.38%, 11/15/2033 (a)	25,000	24,687
6.13%, 3/15/2034 (a)	990,000	1,016,021
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	308,000	308,549
6.38%, 3/15/2029 (a)	104,000	106,332
6.63%, 3/15/2032 (a)	1,000,000	1,031,542
6.38%, 3/15/2033 (a)	177,000	181,871
5.50%, 4/15/2034 (a)	572,000	567,841
		11,465,785
Wireless Telecommunication Services — 1.1%
Altice France Lux 3 (Luxembourg) 10.00%, 1/15/2033 (a)	158,000	154,048
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	974,000	1,028,463
Iliad Holding SAS (France)
7.00%, 10/15/2028 (a)	421,000	424,139
7.00%, 4/15/2032 (a)	697,000	708,989
Millicom International Cellular SA (Guatemala)
4.50%, 4/27/2031 (a)	525,000	490,445
7.38%, 4/2/2032 (a)	325,000	334,189
Rogers Communications, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 7.00%, 4/15/2055 (b)	41,000	41,946
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 7.13%, 4/15/2055 (b)	691,000	716,541
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 6.88%, 7/31/2056 (b)	28,000	28,464
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (b)	187,000	186,550
SES AMERICOM, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	284,000	218,873
Vmed O2 UK Financing I plc (United Kingdom) 7.75%, 4/15/2032 (a)	288,000	268,887
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (b)	51,000	52,833
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (b)	858,000	799,527
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (b)	791,000	620,060
Zegona Finance plc (United Kingdom) 8.63%, 7/15/2029 (a)	420,000	439,619
		6,513,573
Total Corporate Bonds (Cost $603,641,324)		597,664,350
	SHARES
Common Stocks — 0.0% ^
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (a)	1,260	8,450

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — 0.0% ^
Keenova Therapeutics plc	739	69,097
Par Health, Inc.	739	2,879
		71,976
Total Common Stocks (Cost $37,997)		80,426
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (i) (j) (Cost $10,130,746)	10,130,746	10,130,746
Total Investments — 99.8% (Cost $613,810,067)		607,875,522
Other Assets in Excess of Liabilities — 0.2%		1,184,483
NET ASSETS — 100.0%		609,060,005

Percentages indicated are based on net assets.

Abbreviations
PIK	Payment In Kind
REIT	Real Estate Investment Trust
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(h)	Defaulted security.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2026.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Containers & Packaging	$—	$—	$8,450	$8,450
Financial Services	—	71,976	—	71,976
Total Common Stocks	—	71,976	8,450	80,426
Corporate Bonds
Aerospace & Defense	—	13,098,805	—	13,098,805
Air Freight & Logistics	—	828,529	—	828,529
Automobile Components	—	13,612,815	—	13,612,815
Automobiles	—	6,540,069	—	6,540,069
Banks	—	269,112	—	269,112
Beverages	—	581,390	—	581,390
Biotechnology	—	1,902,845	—	1,902,845
Broadline Retail	—	6,853,439	—	6,853,439
Building Products	—	12,315,606	—	12,315,606
Capital Markets	—	8,206,505	—	8,206,505
Chemicals	—	20,112,856	—	20,112,856
Commercial Services & Supplies	—	17,061,837	—	17,061,837
Communications Equipment	—	788,050	—	788,050
Construction & Engineering	—	3,966,488	—	3,966,488
Construction Materials	—	180,646	—	180,646
Consumer Finance	—	13,910,813	—	13,910,813
Consumer Staples Distribution & Retail	—	6,645,153	—	6,645,153
Containers & Packaging	—	12,424,845	—	12,424,845
Distributors	—	2,548,796	—	2,548,796
Diversified Consumer Services	—	4,107,196	—	4,107,196
Diversified REITs	—	702,317	—	702,317
Diversified Telecommunication Services	—	41,966,603	—	41,966,603
Electric Utilities	—	14,228,349	—	14,228,349
Electrical Equipment	—	1,214,060	—	1,214,060
Electronic Equipment, Instruments & Components	—	2,591,312	—	2,591,312
Energy Equipment & Services	—	10,116,339	—	10,116,339
Entertainment	—	6,118,296	—	6,118,296
Financial Services	—	18,486,655	—	18,486,655
Food Products	—	8,333,706	—	8,333,706
Gas Utilities	—	1,959,604	—	1,959,604
Ground Transportation	—	6,943,812	—	6,943,812
Health Care Equipment & Supplies	—	3,764,933	—	3,764,933
Health Care Providers & Services	—	31,636,533	—	31,636,533
Health Care REITs	—	2,515,839	—	2,515,839
Health Care Technology	—	1,350,910	—	1,350,910
Hotel & Resort REITs	—	4,304,713	—	4,304,713
Hotels, Restaurants & Leisure	—	39,820,033	—	39,820,033
Household Durables	—	11,364,486	—	11,364,486
Household Products	—	1,432,992	—	1,432,992

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Independent Power and Renewable Electricity Producers	$—	$3,466,980	$—	$3,466,980
Insurance	—	17,665,187	—	17,665,187
Interactive Media & Services	—	1,338,699	—	1,338,699
IT Services	—	7,685,402	—	7,685,402
Life Sciences Tools & Services	—	803,910	—	803,910
Machinery	—	5,824,137	—	5,824,137
Marine Transportation	—	289,875	—	289,875
Media	—	42,809,086	184,226	42,993,312
Metals & Mining	—	13,745,712	—	13,745,712
Mortgage Real Estate Investment Trusts (REITs)	—	2,837,183	—	2,837,183
Multi-Utilities	—	387,351	—	387,351
Office REITs	—	1,470,001	—	1,470,001
Oil, Gas & Consumable Fuels	—	53,630,867	—	53,630,867
Paper & Forest Products	—	1,068,867	—	1,068,867
Passenger Airlines	—	4,718,123	—	4,718,123
Personal Care Products	—	2,115,731	—	2,115,731
Pharmaceuticals	—	8,639,079	—	8,639,079
Professional Services	—	2,784,417	—	2,784,417
Real Estate Management & Development	—	4,881,499	—	4,881,499
Semiconductors & Semiconductor Equipment	—	3,054,717	—	3,054,717
Software	—	17,232,407	—	17,232,407
Specialized REITs	—	4,898,869	—	4,898,869
Specialty Retail	—	17,656,306	—	17,656,306
Technology Hardware, Storage & Peripherals	—	2,344,235	—	2,344,235
Textiles, Apparel & Luxury Goods	—	3,221,275	—	3,221,275
Tobacco	—	123,564	—	123,564
Trading Companies & Distributors	—	11,465,785	—	11,465,785
Wireless Telecommunication Services	—	6,513,573	—	6,513,573
Total Corporate Bonds	—	597,480,124	184,226	597,664,350
Short-Term Investments
Investment Companies	10,130,746	—	—	10,130,746
Total Investments in Securities	$10,130,746	$597,552,100	$192,676	$607,875,522
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	$8,184,788	$25,699,272	$23,753,314	$—	$—	$10,130,746	10,130,746	$57,538	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.